UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21665

Hatteras Core Alternatives TEI Fund, L.P.
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401 Raleigh, North Carolina			27615
(Address of principal executive offices)			(Zip code)

David B. Perkins 8540 Colonnade Center Drive, Suite 401 Raleigh, North Carolina 27615
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(919) 846-2324

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2014

Hatteras Core Alternatives Fund, L.P.

Hatteras Core Alternatives TEI Fund, L.P.

Hatteras Core Alternatives Institutional Fund, L.P.

Hatteras Core Alternatives TEI Institutional Fund, L.P.

HATTERAS FUNDS

Hatteras Core Alternatives Fund, L.P.
(a Delaware Limited Partnership)

Hatteras Core Alternatives TEI Fund, L.P.
(a Delaware Limited Partnership)

Hatteras Core Alternatives Institutional Fund, L.P.
(a Delaware Limited Partnership)

Hatteras Core Alternatives TEI Institutional Fund, L.P.
(a Delaware Limited Partnership)

Financial Statements

As of and for the six months ended September 30, 2014
(Unaudited)

HATTERAS FUNDS

As of and for the six months ended September 30, 2014
(Unaudited)

Hatteras Core Alternatives Fund, L.P. (a Delaware Limited Partnership)

Hatteras Core Alternatives TEI Fund, L.P. (a Delaware Limited Partnership)

Hatteras Core Alternatives Institutional Fund, L.P. (a Delaware Limited Partnership)

Hatteras Core Alternatives TEI Institutional Fund, L.P. (a Delaware Limited Partnership)

Table of Contents

Statements of Assets, Liabilities and Partners' Capital	1
Statements of Operations	2
Statements of Changes in Partners' Capital	3
Statements of Cash Flows	4
Notes to Financial Statements	5-14
Board of Directors	15-16
Fund Management	17
Other Information	18
Financial Statements of Hatteras Master Fund, L.P.	19

HATTERAS FUNDS

(each a Delaware Limited Partnership)

STATEMENTS OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL

September 30, 2014 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.
Assets
Investment in Hatteras Master Fund, L.P., at fair value	$156,344,413	$207,435,432	$167,802,790	$448,199,480
Cash	199,500	254,500	192,000	254,500
Receivable for withdrawals from Hatteras Master Fund, L.P.	9,073,166	13,243,226	9,286,002	25,252,695
Investment in Hatteras Master Fund, L.P. paid in advance	—	—	—	100,000
Prepaid assets	8,591	11,284	9,362	23,655
Total assets	$165,625,670	$220,944,442	$177,290,154	$473,830,330
Liabilities and partners' capital
Withdrawals payable	$9,073,166	$13,243,226	$9,286,002	$25,252,695
Contributions received in advance	—	110,000	—	100,000
Servicing fee payable	117,277	156,386	14,769	39,469
Professional fees payable	43,842	20,947	44,791	23,870
Accounting and administration fees payable	11,216	16,172	9,667	16,166
Printing fees payable	1,130	5,839	5,527	16,703
Custodian fees payable	1,280	3,188	1,916	3,890
Withholding tax payable	—	4,579	—	22,379
Other accrued expenses	778	3,145	628	12,977
Total liabilities	9,248,689	13,563,482	9,363,300	25,488,149
Partners' capital	156,376,981	207,380,960	167,926,854	448,342,181
Total liabilities and partners' capital	$165,625,670	$220,944,442	$177,290,154	$473,830,330
Components of partners' capital
Capital contributions (net)	$137,059,222	$187,394,436	$145,159,106	$361,345,647
Accumulated net investment income (loss)	(13,658,570)	(18,918,324)	1,462,610	2,886,393
Accumulated net realized gain	1,902,151	4,573,966	2,337,567	21,246,665
Accumulated net unrealized appreciation on investments	31,074,178	34,330,882	18,967,571	62,863,476
Partners' capital	$156,376,981	$207,380,960	$167,926,854	$448,342,181
Net asset value per unit	$106.85	$106.21	$111.19	$109.92
Maximum offering price per unit**	$108.99	$108.33	$111.19	$109.92
Number of authorized units	7,500,000.00	7,500,000.00	7,500,000.00	10,000,000.00
Number of outstanding units	1,463,525.96	1,952,559.18	1,510,301.23	4,078,944.42

**  The maximum sales load for the Hatteras Core Alternatives Fund, L.P. and the Hatteras Core Alternatives TEI Fund, L.P. is 2.00%. The remaining funds are not subject to a sales load.

See notes to financial statements.

1

HATTERAS FUNDS

(each a Delaware Limited Partnership)

STATEMENTS OF OPERATIONS

For the six months ended September 30, 2014 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.
Net investment income allocated from Hatteras Master Fund, L.P.
Investment income	$3,568,867	$4,755,851	$3,839,238	$10,258,360
Operating expenses	(1,086,197)	(1,447,145)	(1,168,217)	(3,121,133)
Performance allocation	—	—	(853,534)	(2,271,743)
Net investment income allocated from Hatteras Master Fund, L.P.	2,482,670	3,308,706	1,817,487	4,865,484
Feeder Fund investment income
Interest	7	11	9	11
Total fund investment income	7	11	9	11
Feeder Fund expenses
Servicing fee	705,040	938,547	88,910	237,265
Accounting and administration fees	66,737	96,949	58,027	97,009
Insurance fees	18,361	24,429	19,523	52,704
Directors' fees	20,156	20,156	20,156	20,156
Professional fees	32,890	25,367	29,400	22,635
Printing fees	15,500	16,500	14,000	25,500
Custodian fees	4,000	7,166	6,288	9,394
Withholding tax	—	151,927	—	301,627
Other expenses	70,417	31,313	27,000	22,115
Total Feeder Fund expenses	933,101	1,312,354	263,304	788,405
Net investment income	1,549,576	1,996,363	1,554,192	4,077,090
Net realized gain and change in unrealized appreciation on investments allocated from Hatteras Master Fund, L.P.
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions	2,854,742	3,800,875	3,071,856	8,208,052
Net change in unrealized appreciation on investments in Adviser Funds, securities and foreign exchange transactions	2,227,630	2,971,790	2,395,406	6,401,906
Net realized gain and change in unrealized appreciation on investments allocated from Hatteras Master Fund, L.P.	5,082,372	6,772,665	5,467,262	14,609,958
Net increase in partners' capital resulting from operations	$6,631,948	$8,769,028	$7,021,454	$18,687,048

See notes to financial statements.

2

HATTERAS FUNDS

(each a Delaware Limited Partnership)

STATEMENTS OF CHANGES IN PARTNERS' CAPITAL

For the year ended March 31, 2014 and the six months ended September 30, 2014 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
	Limited Partners	Limited Partners	Limited Partners	Limited Partners
Partners' Capital, at March 31, 2013	$184,953,906	$246,049,268	$197,612,187	$531,554,901
Capital contributions	945,102	2,671,050	1,495,233	3,553,949
Capital withdrawals	(36,082,341)	(48,425,178)	(38,743,408)	(103,958,885)
Withdrawal fees	3,094	2,961	228	536
Net investment income	2,101,999	2,294,883	3,003,267	4,203,618
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions	4,193,753	5,606,107	4,517,464	12,061,320
Net change in unrealized appreciation on investments in Adviser Funds, securities and foreign exchange transactions	16,660,433	14,219,601	11,394,150	30,822,744
Partners' Capital, at March 31, 2014**	$166,775,946	$222,418,692	$179,279,121	$478,238,183
Capital contributions	2,048,586	2,302,737	2,081,453	1,541,916
Capital withdrawals	(19,079,499)	(26,109,497)	(20,455,174)	(50,124,966)
Withdrawal fees
Net investment income	1,549,576	1,996,363	1,554,192	4,077,090
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions	2,854,742	3,800,875	3,071,856	8,208,052
Net change in unrealized appreciation on investments in Adviser Funds, securities and foreign exchange transactions	2,227,630	2,971,790	2,395,406	6,401,906
Partners' Capital, at September 30, 2014***	$156,376,981	$207,380,960	$167,926,854	$448,342,181

*  Consolidated Statement. See note 1.

**  Including accumulated net investment income/(loss) of $(15,208,146); $(20,914,687); $(91,582); and $(1,190,697), respectively

***  Including accumulated net investment income/(loss) of $(13,669,888); $(18,918,324); $1,462,610; and $2,886,393, respectively.

See notes to financial statements.

3

HATTERAS FUNDS

(each a Delaware Limited Partnership)

STATEMENTS OF CASH FLOWS

For the six months ended September 30, 2014 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
Cash flows from operating activities:
Net increase in partners' capital resulting from operations	$6,631,948	$8,769,028	$7,021,454	$18,687,048
Adjustments to reconcile net increase in partners' capital resulting from operations to net cash provided by operating activities:
Purchase of interests in Hatteras Master Fund, L.P.	(182,523)	(342,284)	(4,337)	(760,055)
Proceeds from withdrawals from Hatteras Master Fund, L.P.	18,350,185	25,538,013	18,672,098	50,427,898
Net investment income allocated from Hatteras Master Fund, L.P.	(2,482,670)	(3,308,706)	(1,817,487)	(4,865,484)
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions allocated from Hatteras Master Fund, L.P.	(2,854,742)	(3,800,875)	(3,071,856)	(8,208,052)
Net change in unrealized appreciation on investments in Adviser Funds, securities and foreign exchange transactions allocated from Hatteras Master Fund, L.P.	(2,227,630)	(2,971,790)	(2,395,406)	(6,401,906)
(Increase)/Decrease in receivable for withdrawals from Hatteras Master Fund, L.P.	(330,814)	(1,585,671)	115,305	(172,600)
(Increase)/Decrease in investment in Hatteras Master Fund, L.P. paid in advance	100,785	—	—	(100,000)
(Increase)/Decrease in prepaid assets	(4,231)	(5,490)	(4,696)	(11,126)
Increase/(Decrease) in servicing fee payable	(6,669)	(8,884)	(903)	(2,339)
Increase/(Decrease) in accounting and administration fees payable	(11,676)	(16,103)	(9,708)	(16,171)
Increase/(Decrease) in professional fees payable	(6,658)	(10,826)	(5,709)	(6,630)
Increase/(Decrease) in custodian fees payable	480	1,872	1,116	2,574
Increase/(Decrease) in printing fees payable	(23,870)	(19,161)	(19,473)	(8,297)
(Increase)/Decrease in withholding tax payable	—	(111,655)	—	(215,030)
Increase/(Decrease) in other accrued expenses	778	(1,900)	628	10,092
Net cash provided by operating activities	16,952,693	22,125,568	18,481,026	48,359,922
Cash flows from financing activities:
Capital contributions	1,798,586	2,397,737	2,081,453	1,591,916
Capital withdrawals, net of withdrawal fees	(18,751,779)	(24,523,805)	(20,570,479)	(49,952,338)
Net cash used in financing activities	(16,953,193)	(22,126,068)	(18,489,026)	(48,360,422)
Net change in cash	(500)	(500)	8,000	(500)
Cash at beginning of year	200,000	255,000	200,000	255,000
Cash at end of period	$199,500	$254,500	$192,000	$254,500

*  Consolidated Statement. See note 1.

See notes to financial statements.

4

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2014 (Unaudited)

1.  ORGANIZATION

The Hatteras Funds, each a "Feeder Fund" and collectively the "Feeder Funds" are:

Hatteras Core Alternatives Fund, L.P.

Hatteras Core Alternatives TEI Fund, L.P.

Hatteras Core Alternatives Institutional Fund, L.P.

Hatteras Core Alternatives TEI Institutional Fund, L.P.

The Hatteras Core Alternatives TEI Fund, L.P. and the Hatteras Core Alternatives TEI Institutional Fund, L.P. each invest substantially all of their assets in the Hatteras Core Alternatives Offshore Fund, LDC and Hatteras Core Alternatives Offshore Institutional Fund, LDC, (collectively the "Blocker Funds"), respectively. The Blocker Funds are Cayman Islands limited duration companies with the same investment objective as the Feeder Funds. The Blocker Funds serve solely as intermediate entities through which the Hatteras Core Alternatives TEI Fund, L.P. and the Hatteras Core Alternatives TEI Institutional Fund, L.P. invest in Hatteras Master Fund, L.P. (the "Master Fund" and together with the Feeder Funds, the "Funds"). The Blocker Funds enable tax-exempt Limited Partners (as defined below) to invest without receiving certain income in a form that would otherwise be taxable to such tax-exempt Limited Partners regardless of their tax-exempt status. The Hatteras Core Alternatives TEI Fund, L.P. owns 100% of the participating beneficial interests of the Hatteras Core Alternatives Offshore Fund, LDC and the Hatteras Core Alternatives TEI Institutional Fund, L.P. owns 100% of the participating beneficial interests of the Hatteras Core Alternatives Offshore Institutional Fund, LDC. Where these Notes to Financial Statements discuss the Feeder Funds' investment in the Master Fund, for Hatteras Core Alternatives TEI Fund, L.P. and Hatteras Core Alternatives TEI Institutional Fund, L.P., it means their investment in the Master Fund through the applicable Blocker Fund.

The Feeder Funds are organized as Delaware limited partnerships, and are registered under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, (the "1940 Act") as closed-end, non-diversified, management investment companies. The primary investment objective of the Feeder Funds is to provide capital appreciation consistent with the return characteristic of the alternative investment portfolios of larger endowments. The Feeder Funds' secondary objective is to provide capital appreciation with less volatility than that of the equity markets. To achieve their objectives, the Feeder Funds provide their investors with access to a broad range of investment strategies, asset categories and trading advisers ("Advisers") and by providing overall asset allocation services typically available on a collective basis to larger institutions, through an investment of substantially all of their assets into the Master Fund, which is registered under the 1940 Act. Hatteras Funds, LLC (the "Adviser"), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act") serves as Investment Manager to the Master Fund. Morgan Creek Capital Management, LLC ("MCCM" or the "Sub-Adviser"), a North Carolina limited liability company registered as an investment adviser under the Advisers Act, serves as sub-adviser to the Master Fund. Investors who acquire units of limited partnership interest in the Feeder Funds ("Units") are the limited partners (each, a "Limited Partner" and together, the "Limited Partners") of the Feeder Funds.

The financial statements of the Master Fund, including the schedule of investments, are included elsewhere in this report and should be read with the Feeder Funds' financial statements. The percentages of the Master Fund's beneficial limited partnership interests owned by the Feeder Funds at September 30, 2014 were:

Hatteras Core Alternatives Fund, L.P.	15.96%
Hatteras Core Alternatives TEI Fund, L.P.	21.17%
Hatteras Core Alternatives Institutional Fund, L.P.	17.13%
Hatteras Core Alternatives TEI Institutional Fund, L.P.	45.74%

Hatteras Funds, LLC, a Delaware limited liability company, also serves as the General Partner of each of the Feeder Funds and the Master Fund (the "General Partner"). The General Partner has appointed a Board of Directors for each Feeder Fund (collectively the "Boards") and, to the fullest extent permitted by applicable law, has irrevocably delegated to the Boards its rights and powers to monitor and oversee the business affairs of the Feeder Funds, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Feeder Funds' business.

2.  SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.  Investment Valuation

The Feeder Funds do not make direct investments in securities or financial instruments, and invest substantially all of their assets in the Master Fund. The Feeder Funds record their investment in the Master Fund at fair value. Because the full amount of investment cannot be redeemed at least quarterly, each Feeder Fund's investment in the Master Fund is considered level 3 under Accounting Standards Codification 820 — Fair Value, as described in the notes to the Master Fund's financial statements included elsewhere in this report. Valuation

5

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2014 (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

a.  Investment Valuation (concluded)

of securities held by the Master Fund, including the Master Fund's disclosure of investments under the three-tier hierarchy, is also discussed in the notes to the Master Fund's financial statements.

b.  Allocations from the Master Fund

The Feeder Funds record their allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation from the Master Fund.

c.  Feeder Fund Level Income and Expenses

Interest income on any cash or cash equivalents held by the Feeder Funds will be recognized on an accrual basis. Expenses that are specifically attributed to the Feeder Funds are charged to each Feeder Fund. Because the Feeder Funds bear their proportionate share of the management fee of the Master Fund, the Feeder Funds pay no direct management fee to the Investment Managers. The Feeder Funds' specific expenses are recorded on an accrual basis.

d.  Tax Basis Reporting

Because the Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, the tax character of each of the Feeder Fund's allocated earnings is established dependent upon the tax filings of the investment vehicles operated by the Advisers ("Adviser Funds"). Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date.

e.  Income Taxes

For U.S. Federal income tax purposes, the Feeder Funds are treated as partnerships, and each Limited Partner in each respective Feeder Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and the realized and unrealized gains (losses) of such Feeder Fund. Accordingly, no federal, state or local income taxes have been provided on profits of the Feeder Funds since the Limited Partners are individually liable for the taxes on their share of the Feeder Funds.

The Feeder Funds file tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Feeder Funds are subject to examination by federal, state, local and foreign jurisdictions, where applicable. For returns filed for the years ended December 31, 2010 through December 31, 2013, the Feeder Funds remain subject to examination by the major tax jurisdictions under the statute of limitations.

The Feeder Funds have reviewed any potential tax positions as of September 30, 2014 and have determined that they do not have a liability for any unrecognized tax benefits or expense. The Feeder Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended September 30, 2014, the Feeder Funds did not incur any material interest or penalties.

The Blocker Funds may be subject to withholding of Federal income tax at a 30% rate on their allocable share of the Master Fund's U.S.-source dividend income and other U.S.-source fixed or determinable annual or periodic gains, profits, or income as defined in Section 881(a) of the Internal Revenue Code of 1986, as amended other than most forms of interest income.

f.  Cash

Cash includes amounts held in interest bearing demand deposit accounts. Such cash, at times, may exceed federally insured limits. The Feeder Funds have not experienced any losses in such accounts and do not believe they are exposed to any significant credit risk on such accounts.

g.  Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in Limited Partners' capital from operations during the reporting period. Actual results could differ from those estimates.

h.  Consolidated Financial Statements

The asset, liability, and equity accounts of the Hatteras Core Alternatives TEI Fund, L.P. and the Hatteras Core Alternatives TEI Institutional Fund, L.P. are consolidated with their respective Blocker Funds as presented in the Statements of Assets, Liabilities, and Partners' Capital, Statements of Operations, Statements of Changes in Partners' Capital, and Statements of Cash Flows. All intercompany accounts and transactions have been eliminated in consolidation.

6

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2014 (Unaudited)

3.  ALLOCATION OF LIMITED PARTNERS' CAPITAL

Net profits or net losses of the Feeder Funds for each allocation period ("Allocation Period") will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Net profits or net losses will be measured as the net change in the value of the Limited Partners' capital of the Feeder Funds, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses during an Allocation Period, adjusted to exclude any items to be allocated among the capital accounts of the Limited Partners in accordance with the Limited Partners' respective investment percentages.

Allocation Periods generally begin on the first calendar day of each month and end at the close of business on the last day of each month.

The Feeder Funds maintain a separate capital account ("Capital Account") on their books for each Limited Partner. Each Limited Partner's Capital Account will have an opening balance equal to the Limited Partner's initial purchase of the Feeder Fund (i.e., the amount of the investment less any applicable sales load of up to 2.00% of the purchased amount for purchases of Units of Hatteras Core Alternatives Fund, L.P. and Hatteras Core Alternatives TEI Fund, L.P.), and thereafter, will be (i) increased by the amount of any additional purchases by such Limited Partner; (ii) decreased for any payments upon repurchase or sale of such Limited Partner's interest or any distributions in respect of such Limited Partner; and (iii) increased or decreased as of the close of each Allocation Period by such Limited Partner's allocable share of the net profits or net losses of the Feeder Fund.

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.
Beginning Units, April 1, 2013	1,983,779.66	2,648,968.08	2,043,885.22	5,522,226.42
Purchases	9,987.39	28,344.94	15,316.45	36,592.09
Sales	(369,588.90)	(498,402.58)	(381,459.79)	(1,032,156.07)
Beginning Units, April 1, 2014	1,624,178.15	2,178,910.44	1,677,741.88	4,526,662.44
Purchases	7,042.81	7,372.04	—	8,583.07
Sales	(167,695.00)	(233,723.30)	(167,440.65)	(456,301.09)
Ending units, September 30, 2014	1,463,525.96	1,952,559.18	1,510,301.23	4,078,944.42

4.  RELATED PARTY TRANSACTIONS AND OTHER

In consideration for fund services, Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P. and Hatteras Core Alternatives TEI Institutional Fund, L.P. will pay the Adviser (in such capacity, the "Servicing Agent") a fund servicing fee at the annual rate of 0.85%, 0.85%, 0.10% and 0.10%, respectively, of the month-end partner's capital of the applicable Feeder Fund. The respective Feeder Fund servicing fees payable to the Servicing Agent will be borne by all Limited Partners of the respective Feeder Fund on a pro-rata basis before giving effect to any repurchase of interests in the Master Fund effective as of that date, and will decrease the net profits or increase the net losses of the Master Fund that are credited to its interest holders, including each Feeder Fund.

The performance allocation is calculated at the Master Fund level, and allocated to the Feeder Funds based on each Feeder Fund's ownership interest in the Master Fund. The General Partner is allocated a performance allocation payable annually equal to 10% of the amount by which net new profits of the limited partner interests of the Master Fund exceed the non-cumulative "hurdle amount", which is calculated as of the last day of the preceding calendar year of the Master Fund at a rate equal to the yield-to-maturity of the 90 day U.S. Treasury Bill for the last business day of the preceding calendar year (the "Performance Allocation"). The Performance Allocation is made on a "peak to peak," or "high watermark" basis, which means that the Performance Allocation is made only with respect to new net profits. If the Master Fund has a net loss in any period followed by a net profit, no Performance Allocation will be made with respect to such subsequent appreciation until such net loss has been recovered. The Adviser, MCCM and the Master Fund have entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement"). Pursuant to the Sub-Advisory Agreement, MCCM is entitled to a portion of the Performance Allocation the General Partner receives from the Master Fund. For the six months ended September 30, 2014, the General Partner of the Master Fund accrued a Performance Allocation in the amount of $3,125,277, of which $853,534 was allocated to the Hatteras Core Alternatives Institutional Fund, L.P., and $2,271,743 was allocated to the Hatteras Core Alternatives TEI Institutional Fund, L.P., which is disclosed in the Statement of Operations.

Hatteras Capital Distributors, LLC ("HCD"), an affiliate of the Adviser, serves as the Feeder Funds' distributor. HCD receives a distribution fee from the Adviser equal to 0.10% on an annualized basis of the net assets of the Master Fund as of the last day of the month (before giving effect to any repurchase of interests in the Master Fund).

UMB Bank, N.A. serves as custodian of the Feeder Funds' cash balances and provides custodial services for the Feeder Funds. UMB Fund Services, Inc., serves as administrator and accounting agent to the Feeder Funds and provides certain accounting, record keeping and

7

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2014 (Unaudited)

4.  RELATED PARTY TRANSACTIONS AND OTHER (CONCLUDED)

investor related services. The Feeder Funds pay a fee to the custodian and administrator based upon average Limited Partners' capital, subject to certain minimums.

At September 30, 2014, Limited Partners who are affiliated with the Adviser, MCCM or the General Partner owned $1,816,710 (1.08% of Partners' Capital) of Hatteras Core Alternatives Institutional Fund, L.P., and $35,292 (0.01% of Partners' Capital) of Hatteras Core Alternatives TEI Institutional Fund, L.P.

5.  RISK FACTORS

An investment in the Feeder Funds involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its Adviser Fund holdings for extended periods, which may be several years. Limited Partners should refer to the Master Fund's financial statements included in this report along with the applicable Feeder Fund's prospectus, as supplemented and corresponding statement of additional information for a more complete list of risk factors. No guarantee or representation is made that the Feeder Funds' investment objective will be met.

6.  REPURCHASE OF LIMITED PARTNERS' UNITS

The Board may, from time to time and in its sole discretion, cause the Feeder Funds to repurchase Units from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Feeder Funds should offer to repurchase interests, the Board will consider, among other things, the recommendation of the Investment Managers. The Feeder Funds generally expect to offer to repurchase Units from Limited Partners on a quarterly basis as of March 31, June 30, September 30 and December 31 of each year. In no event will more than 20% of the Units of a Feeder Fund be repurchased per quarter. The Feeder Funds do not intend to distribute to the Limited Partners any of the Feeder Funds' income, but generally expect to reinvest substantially all income and gains allocable to the Limited Partners. A Limited Partner may, therefore, be allocated taxable income and gains and not receive any cash distribution. Units repurchased prior to the Limited Partner's one year anniversary of its initial investment may be subject to a maximum 2.00% repurchase fee.

7.  INDEMNIFICATION

In the normal course of business, the Feeder Funds enter into contracts that provide general indemnifications. The Feeder Funds' maximum exposure under these agreements is dependent on future claims that may be made against the Feeder Funds, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.  FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Feeder Funds' financial performance. The total returns in the table represent the rate that a Limited Partner would be expected to have earned or lost on an investment in each Feeder Fund.

The ratios and total return amounts are calculated based on each Limited Partner group taken as a whole. The General Partner's interest is excluded from the calculations. An individual Limited Partner's ratios or returns may vary from the table below based on the timing of purchases and sales and performance allocation.

The ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly Limited Partners' capital. The ratios include the Feeder Funds' proportionate share of the Master Fund's income and expenses.

Total return amounts are calculated based on the change in unit value during each accounting period.

8

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2014 (Unaudited)

8.  FINANCIAL HIGHLIGHTS (CONTINUED)

The portfolio turnover rate is calculated based on the Master Fund's investment activity, as turnover occurs at the Master Fund level and the Feeder Funds are typically invested 100% in the Master Fund.

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.
Unit Value, April 1, 2010	$87.74	$87.69	$88.91	$88.86
Income from investment operations:
Net investment income (loss)	(0.44)	(0.48)	(0.10)	0.30
Net realized and unrealized gain on investment transactions	5.54	5.51	6.00	5.53
Total from investment operations	5.10	5.03	5.90	5.83
Unit Value, April 1, 2011	92.84	92.72	94.81	94.69
Income from investment operations:
Net investment income (loss)	(0.41)	(0.40)	0.52	0.40
Net realized and unrealized loss on investment transactions	(2.86)	(2.95)	(3.14)	(3.05)
Total from investment operations	(3.27)	(3.35)	(2.62)	(2.65)
Unit Value, April 1, 2012	89.57	89.37	92.19	92.04
Income from investment operations:
Net investment income (loss)	(2.26)	(2.32)	0.21	0.17
Net realized and unrealized gain on investment transactions	5.92	5.83	4.28	4.05
Total from investment operations	3.66	3.51	4.49	4.22
Unit Value, March 31, 2013	93.23	92.88	96.68	96.26
Income from investment operations:
Net investment income (loss)	(0.64)	(0.84)	1.46	0.71
Net realized and unrealized gain on investment transactions	10.09	10.04	8.72	8.68
Total from investment operations	9.45	9.20	10.18	9.39
Unit Value, March 31, 2014	102.68	102.08	106.86	105.65
Income from investment operations:
Net investment income (loss)	0.03	(0.09)	1.02	0.97
Net realized and unrealized gain on investment transactions	4.14	4.22	3.31	3.30
Total from investment operations	4.17	4.13	4.33	4.27
Unit Value, September 30, 2014	$106.85	$106.21	$111.19	$109.92

9

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2014 (Unaudited)

8.  FINANCIAL HIGHLIGHTS (CONTINUED)

	For the Period Ended September 30, 2014	For the Years Ended March 31,
Hatteras Core Alternatives Fund, L.P.	(Unaudited)	2014	2013	2012	2011	2010
Total return before Performance Allocation	4.06%[4]	10.14%	4.09%	(3.52)%	5.81%	15.01%
Performance Allocation	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total return after Performance Allocation	4.06%[4]	10.14%	4.09%	(3.52)%	5.81%	15.01%
Net investment income (loss)[1]	1.88%[5]	1.18%	(0.17)%	(0.29)%	(0.60)%	(1.90)%
Operating expenses, excluding Performance Allocation[1,2,3]	2.44%[5]	2.38%	2.30%	2.33%	2.32%	2.35%
Performance Allocation[1]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net expenses[1]	2.44%[5]	2.38%	2.30%	2.33%	2.32%	2.35%
Limited Partners' capital, end of year (000's)	$156,377	$166,776	$184,954	$234,881	$248,882	$231,314
Portfolio Turnover Rate (Master Fund)	6.45%[4]	19.03%	25.15%	32.68%	25.12%	23.12%

1  Ratios include allocations from the Master Fund.

2  Ratios calculated based on total expenses and average partner's capital. If the expense ratio calculation had been performed monthly, as is done for expense cap calculations, the ratios would have been different.

3  For the years ended March 31, 2010-2014, and the period ended September 30, 2014 the ratios of other operating expenses to average partner's capital were, 2.29%, 2.22%, 2.25%, 2.22%, 2.29%, and 2.34% respectively, and the ratios of credit facility fees and interest expense to average partner's capital allocated from the Master Fund were, 0.06%, 0.10%, 0.08%, 0.08%, 0.09%, and 0.10% respectively.

4  Not Annualized

5  Annualized

10

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2014 (Unaudited)

8.  FINANCIAL HIGHLIGHTS (CONTINUED)

	For the Period Ended September 30, 2014	For the Years Ended March 31,
Hatteras Core Alternatives TEI Fund, L.P.	(Unaudited)	2014	2013	2012	2011	2010
Total return before Performance Allocation	4.05%[4]	9.91%	3.93%	(3.62)%	5.74%	14.97%
Performance Allocation	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total return after Performance Allocation	4.05%[4]	9.91%	3.93%	(3.62)%	5.74%	14.97%
Net investment income (loss)[1]	1.82%[5]	0.96%	(0.25)%	(0.39)%	(0.68)%	(1.94)%
Operating expenses, excluding Performance Allocation[1,2,3]	2.51%[5]	2.59%	2.38%	2.43%	2.39%	2.39%
Performance Allocation[1]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net expenses[1]	2.51%[5]	2.59%	2.38%	2.43%	2.39%	2.39%
Limited Partners' capital, end of year (000's)	$207,381	$221,419	$246,049	$312,204	$325,745	$300,576
Portfolio Turnover Rate (Master Fund)	6.45%[4]	19.03%	25.15%	32.68%	25.12%	23.12%

1  Ratios include allocations from the Master Fund.

2  Ratios calculated based on total expenses and average partner's capital. If the expense ratio calculation had been performed monthly, as is done for expense cap calculations, the ratios would have been different.

3  For the years ended March 31, 2010-2014, and the period ended September 30, 2014 the ratios of other operating expenses to average partner's capital were 2.27%, 2.20%, 2.23%, 2.18%, 2.26%, and 2.27% respectively; the ratios of allocated credit facility fees and interest expense to average partner's capital were 0.06%, 0.10%, 0.08%, 0.08%, 0.09%, and 0.10% respectively; and the ratios of withholding tax to average partner's capital were 0.06%, 0.09%, 0.12%, 0.12%, 0.24%, and 0.14% respectively.

4  Not Annualized

5  Annualized

11

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2014 (Unaudited)

8.  FINANCIAL HIGHLIGHTS (CONTINUED)

	For the Period Ended September 30, 2014	For the Years Ended March 31,
Hatteras Core Alternatives Institutional Fund, L.P.	(Unaudited)	2014	2013	2012	2011	2010
Total return before Performance Allocation	4.58%[4]	10.91%	4.87%	(2.77)%	6.64%	15.90%
Performance Allocation	(0.53)%[4]	(0.38)%	0.00%	0.00%	0.00%	0.00%
Total return after Performance Allocation	4.05%[4]	10.53%	4.87%	(2.77)%	6.64%	15.90%
Net investment income (loss)[1]	1.75%[5]	1.57%	0.60%	0.50%	0.14%	(1.12)%
Operating expenses, excluding Performance Allocation[1,2,3]	1.61%[5]	1.61%	1.54%	1.55%	1.53%	1.57%
Performance Allocation[1]	0.96%[5]	0.38%	0.00%	0.00%	0.00%	0.00%
Net expenses[1]	2.57%[5]	1.99%	1.54%	1.55%	1.53%	1.57%
Limited Partners' capital, end of year (000's)	$167,927	$179,279	$197,612	$236,892	$238,675	$249,153
Portfolio Turnover Rate (Master Fund)	6.45%[4]	19.03%	25.15%	32.68%	25.12%	23.12%

1  Ratios include allocations from the Master Fund.

2  Ratios calculated based on total expenses and average partner's capital. If the expense ratio calculation had been performed monthly, as is done for expense cap calculations, the ratios would have been different.

3  For the years ended March 31, 2010-2014, and the period ended September 30, 2014 the ratios of other operating expenses to average partner's capital were 1.51%, 1.43%, 1.47%, 1.46%, 1.52%, and 1.51% respectively, and the ratios of credit facility fees and interest expense to average partner's capital allocated from the Master Fund were 0.06%, 0.10%, 0.08%, 0.08%, 0.09%, and 0.10% respectively.

4  Not Annualized

5  Annualized

12

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2014 (Unaudited)

8.  FINANCIAL HIGHLIGHTS (CONCLUDED)

	For the Period Ended September 30, 2014	For the Years Ended March 31,
Hatteras Core Alternatives TEI Institutional Fund, L.P.	(Unaudited)	2014	2013	2012	2011	2010
Total return before Performance Allocation	4.56%[5]	10.73%	4.74%	(2.85)%	6.61%	15.91%
Performance Allocation	(0.52)%[5]	(0.98)%	(0.16)%	0.05%[4]	(0.05)%	0.00%
Total return after Performance Allocation	4.04%[5]	9.75%	4.58%	(2.80)%	6.56%	15.91%
Net investment income (loss)[1]	1.73%[6]	0.82%	0.40%	0.46%	0.10%	(1.11)%
Operating expenses, excluding Performance Allocation[1,2,3]	1.65%[6]	1.75%	1.58%	1.62%	1.56%	1.55%
Performance Allocation[1]	0.96%[6]	0.98%	0.16%	(0.05)%[4]	0.05%	0.00%
Net expenses[1]	2.61%[6]	2.73%	1.74%	1.57%	1.61%	1.55%
Limited Partners' capital, end of year (000's)	$448,342	$478,238	$531,555	$624,547	$659,549	$561,581
Portfolio Turnover Rate (Master Fund)	6.45%[5]	19.03%	25.15%	32.68%	25.12%	23.12%

1  Ratios include allocations from the Master Fund.

2  Ratios calculated based on total expenses and average partner's capital. If the expense ratio calculation had been performed monthly, as is done for expense cap calculations, the ratios would have been different.

3  For the years ended March 31, 2010-2014, and the period ended September 30, 2014 the ratios of other operating expenses to average partner's capital were 1.44%, 1.38%, 1.42%, 1.39% , 1.44%, and 1.42% respectively; the ratios of allocated credit facility fees and interest expense to average partner's capital were 0.06%, 0.10%, 0.08%, 0.08%, 0.09%, and 0.10% respectively; and the ratios of withholding tax to average partner's capital were 0.05%, 0.08%, 0.12%, 0.11%, 0.23%, and 0.13% respectively.

4  Reverse accrued Performance Allocation from January 1, 2011 to March 31, 2011.

5  Not Annualized

6  Annualized

13

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Concluded)

As of and for the six months ended September 30, 2014 (Unaudited)

9.  SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements except for the following: effective October 1, 2014 and November 1, 2014, there were additional purchases into the Feeder Funds of the following amounts:

October 1, 2014
Hatteras Core Alternatives Fund, L.P.	$—
Hatteras Core Alternatives TEI Fund, L.P.	$100,000
Hatteras Core Alternatives Institutional Fund, L.P.	$—
Hatteras Core Alternatives TEI Institutional Fund, L.P.	$100,000
November 1, 2014
Hatteras Core Alternatives Fund, L.P.	$—
Hatteras Core Alternatives TEI Fund, L.P.	$—
Hatteras Core Alternatives Institutional Fund, L.P.	$—
Hatteras Core Alternatives TEI Institutional Fund, L.P.	$—

The Adviser recommended to the Boards that a tender offer in an amount of up to approximately 5.00% of partners' capital of each of the Feeder Funds be made for the quarter ending December 31, 2014 to those Limited Partners who elect to tender their Units prior to the expiration of the tender offer period. The Boards approved such recommendation and Limited Partners in the Feeder Funds were notified of the tender offer's expiration date on September 18, 2014, and submitted the following tender requests:

Hatteras Core Alternatives Fund, L.P.	$8,272,546
Hatteras Core Alternatives TEI Fund, L.P.	$11,031,227
Hatteras Core Alternatives Institutional Fund, L.P.	$8,860,820
Hatteras Core Alternatives TEI Institutional Fund, L.P.	$23,680,513

*************

14

HATTERAS FUNDS

(each a Delaware Limited Partnership)

BOARD OF DIRECTORS

(Unaudited)

The identity of the Board members (each a "Director") and brief biographical information, as of September 30, 2014, is set forth below. The business address of each Director is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615. The term of office of each Director is from the time of such Director's election and qualification until his or her successor shall have been elected and shall have qualified, or until he or she is removed, resigns or is subject to various disabling events such as death or incapacity. A Director may resign upon 90 days' prior written notice to the Board and may be removed either by a vote of a majority of the Board not subject to the removal vote or of Limited Partners holding not less than two-thirds of the total number of votes eligible to be cast by all of the Limited Partners. The Feeder Funds' Statements of Additional Information include information about the Directors and may be obtained without charge by calling 1-888-363-2324.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex[1] Overseen by Director
INTERESTED DIRECTOR
David B. Perkins[2] July 18, 1962	President and Chairman of the Board of Directors	Since Inception	Mr. Perkins has been Chairman of the Board of Directors and President of the Fund since inception. Mr. Perkins is the Chief Executive Officer of Hatteras Funds, LLC from 2014 to present and founder of Hatteras Funds and its affiliated entities in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.	20
Peter M. Budko[2] February 4, 1960	Director	Since 2014	Partner, American Realty Capital, an investment advisory firm (2007 to present); Chief Executive Officer, BDCA Adviser, an investment advisory firm (2010 to present); Director, ARC Realty Finance Trust, Inc. (2013 to present); Director, RCS Capital Corp. (2013 to present).	20
INDEPENDENT DIRECTORS
H. Alexander Holmes May 4, 1942	Director; Audit Committee Member	Since Inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	20
Steve E. Moss, CPA February 18, 1953	Director; Audit Committee Member	Since Inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark & Copley, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	20

1  The "Fund Complex" consists of the Funds, Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), Underlying Funds Trust (consisting of five funds), and HCIM Trust (consisting of two funds).

2  Deemed to be an "interested" Director of the Feeder Funds because of his affiliations with Hatteras Funds.

15

HATTERAS FUNDS

(each a Delaware Limited Partnership)

BOARD OF DIRECTORS (Concluded)

(Unaudited)

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex[1] Overseen by Director
Gregory S. Sellers May 5, 1959	Director; Audit Committee Member	Since Inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	20
Joseph E. Breslin November 18, 1953	Director; Audit Committee Member	Since 2013	Mr. Breslin is currently a private investor. Mr. Breslin has been a Director of Kinetics Mutual Funds, Inc. (mutual fund) from 2000 to Present (8 portfolios); Trustee, Kinetics Portfolios Trust (mutual fund) from 2000 to Present (8 portfolios). From 2007 to 2009, Mr. Breslin was the Chief Operating Officer of Central Park Credit Holdings, Inc. and prior to that, was the Chief Operating Officer of Aladdin Capital Management LLC, beginning in 2005.	20
Thomas Mann February 1, 1950	Director; Audit Committee Member	Since 2013	Mr. Mann is currently a private investor. From 2003 until 2012, Mr. Mann was the Managing Director and Group Head Financial Institutions Group, Société Générale, Sales of Capital Market Solutions and Products. Mr. Mann is also a Director of Virtus Global Multi-Sector Income Fund since 2011, Virtus Total Return Fund since 2012, and F-Squared Investments, Inc. since January 2012.	20
Joseph A. Velk May 15, 1960	Director; Audit Committee Member	Since 2014	Managing Member, Contender Capital, LLC, an investment firm (2000 to present).	20

1  The "Fund Complex" consists of the Funds, Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), Underlying Funds Trust (consisting of five funds), and HCIM Trust (consisting of two funds).

16

HATTERAS FUNDS

(each a Delaware Limited Partnership)

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with each Feeder Fund, length of term of office, and the principal occupation for the last five years, as of September 30, 2014, of each of the persons currently serving as Executive Officers of the Feeder Funds. The business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex[1] Overseen by Officer
OFFICERS
J. Michael Fields, July 14, 1973	Secretary of each Fund in the Fund Complex	Since 2008

Prior to becoming Secretary, Mr. Fields had been the Treasurer of each fund in the Fund Complex. Mr. Fields is Chief Operating Officer of Hatteras Funds and has been employed by the Hatteras Funds since its inception in September 2003.

N/A
Andrew P. Chica September 7, 1975	Chief Compliance Officer of each Fund in the Fund Complex	Since 2008	Mr. Chica joined Hatteras Funds in November 2007 and became Chief Compliance Officer of Hatteras Funds and each of the Funds in the Fund Complex, in 2008.	N/A
Robert Lance Baker September 17, 1971	Treasurer of each Fund in the Fund Complex	Since 2008	Mr. Baker joined Hatteras Funds in March 2008 and became Treasurer of each of the Funds in the Fund Complex in December 2008. Mr. Baker serves as the Chief Financial Officer of Hatteras Funds.	N/A

1  The "Fund Complex" consists of the Funds, Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), Underlying Funds Trust (consisting of five funds), and HCIM Trust (consisting of two funds).

17

HATTERAS FUNDS

(each a Delaware Limited Partnership)

OTHER INFORMATION

(Unaudited)

PROXY VOTING

For free information regarding how the Master Fund voted proxies during the period ended June 30, 2014 or to obtain a free copy of the Master Fund's complete proxy voting policies and procedures, call 1-800-504-9070 or visit the SEC's website at http://www.sec.gov

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Feeder Funds file their complete schedule of portfolio holdings, which includes securities held by the Master Fund, with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Feeder Funds' Form N-Q is available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

18

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

Financial Statements

As of and for the six months ended September 30, 2014
(Unaudited)

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

As of and for the six months ended September 30, 2014
(Unaudited)

Table of Contents

Schedule of Investments	1-5
Statement of Assets, Liabilities and Partners' Capital	6
Statement of Operations	7
Statements of Changes in Partners' Capital	8
Statement of Cash Flows	9
Notes to Financial Statements	10-18
Board of Directors	19-20
Fund Management	21
Other Information	22-24

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS' CAPITAL

Percentages are as follows:

Investments in Adviser Funds and Securities — (104.80%)	Shares	Cost	Fair Value
Absolute Return — (4.65%)
Citadel Wellington, LLC (Class A)[b,c]		$16,246,046	$34,641,626
D.E. Shaw Composite Fund, LLC[a,b,d]		785,773	1,142,511
Eton Park Fund, L.P.[a,b,d]		584,127	703,477
Marathon Fund, L.P.[a,b,d]		14,705	21,804
Montrica Global Opportunities Fund, L.P.[a,b,d]		282,043	100,197
OZ Asia,Domestic Partners, L.P.[a,b,d]		741,372	603,339
Perry Partners, L.P.[a,b,d]		107,914	176,276
Pipe Equity Partners[a,b,d]		8,437,378	2,840,660
Pipe Select Fund, LLC[a,b,d]		3,905,063	4,276,262
Stark Investments, L.P.[a,b,d]		883,977	804,467
Stark Select Asset Fund, LLC[a,b,d]		284,412	258,310
Total Absolute Return		32,272,810	45,568,929
Enhanced Fixed Income — (8.43%)
BDCM Partners I, L.P.[a,b,d]		12,080,799	13,276,434
Contrarian Capital Fund I, L.P.[a,b]		7,219,629	14,351,506
Drawbridge Special Opportunities Fund, L.P.[a,b,d]		328,200	542,299
Fortress VRF Advisors I, LLC[a,b,d]		5,371,729	769,159
Halcyon European Structured Opportunities Fund, L.P.[a,b,d]		103,648	27,447
Harbinger Capital Partners Fund I, L.P.[a,b,d]		4,552,148	881,124
Harbinger Class L Holdings (U.S.), LLC[a,b,d]		45,525	28,395
Harbinger Class LS Holdings I (U.S.) Trust, Series 2[a,b,d]	2,458	6,226,158	0
Harbinger Class PE Holdings (U.S.) Trust, Series 1[a,b,d]	3	669,186	339,559
Harbinger Credit Distressed Blue Line Fund, L.P.[a,b,c,d]		12,326,927	4,793,221
Indaba Capital Partner, L.P.[a,b]		20,000,000	27,782,632
Marathon Special Opportunities Fund, L.P.[a,b,d]		771,293	788,573
Prospect Harbor Designated Investments, L.P.[b,d]		212,998	515,468
Providence MBS Fund, L.P.[a,b]		13,030,090	18,457,461
Strategic Value Restructuring Fund, L.P.[a,b,d]		75,624	72,495
Total Enhanced Fixed Income		83,013,954	82,625,773

See notes to financial statements.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Opportunistic Equity — (38.39%)	Cost	Fair Value
Ashoka Fund, L.P.[a,b,d]	$1,228,584	$1,548,419
Broadfin Healthcare Fund, L.P.[a,b,c]	15,454,419	34,026,634
Camcap Resources, L.P.[a,b,d]	491,057	301,821
Crosslink Crossover Fund IV, L.P.[a,b,d]	606,819	2,662,433
Crosslink Crossover Fund V, L.P.[a,b,d]	560,674	2,868,717
Crosslink Crossover Fund VI, L.P.[a,b,d]	8,091,101	10,171,619
EMG Investments, LLC[b,d]	945,138	6,686,935
Falcon Edge Global, L.P.[a,b,c]	30,000,000	37,465,219
Gavea Investment Fund II, L.P.[a,b,d]	40,773	442,269
Gavea Investment Fund III, L.P.[a,b,d]	2,592,000	10,640,549
Glade Brook Global Domestic Fund, L.P.[a,b,c]	25,000,000	32,401,843
Glade Brook Private Investors, LLC[a,b,d]	4,599,237	10,765,475
Hound Partners, L.P.[a,b,c]	24,000,000	32,592,743
Integral Capital Partners VII, L.P.[a,b,d]	838,076	1,407,811
Integral Capital Partners VIII, L.P.[a,b,d]	2,177,590	2,180,466
Light Street Argon, L.P.[a,d]	15,000,000	15,249,997
Passport Long Short Fund, L.P.[a,b]	20,000,000	21,122,398
Samlyn Onshore Fund, L.P.[a,b,c,d]	202,375	153,617
Sansar Capital Holdings, Ltd.[a,b,d]	162,832	342,694
SR Global Fund, L.P. (Japan), Class Ha,b	24,000,000	23,988,291
Teng Yue Partners Fund, L.P.[a,b]	24,000,000	38,114,246
The Raptor Private Holdings, L.P.[a,b,d]	235,225	185,087
The Russian Prosperity Fund[a,b]	20,000,000	17,298,492
Tybourne Equity (US) Fund[a,b,c]	25,000,000	30,251,800
Valiant Capital Partners, L.P.[a,b,c]	6,613,026	10,982,498
Viking Global Equities, L.P.[a,b,c]	17,166,317	31,504,883
WCP Real Estate Strategies Fund, L.P.[a,b,d]	1,297,247	715,622
Total Opportunistic Equity	270,302,490	376,072,578
Private Investments — (47.97%)
Investments in Adviser Funds
ABRY Advanced Securities Fund, L.P.[b]	415,580	491,663
ABRY Advanced Securities Fund III, L.P.[a,b]	284,483	243,975
ABRY Partners VI, L.P.[b]	3,445,457	4,795,868
ABRY Partners VII, L.P.[b]	3,551,772	4,045,701
Accel-KKR Capital Partners III, L.P.[b]	5,611,857	4,686,812
Accel-KKR Capital Partners IV, L.P.[a,b]	710,924	622,784
Arclight Energy Partners Fund III, L.P.[b]	1,478,926	1,855,297
Arclight Energy Partners Fund IV, L.P.[b]	1,400,811	1,377,007
Arclight Energy Partners Fund V, L.P.[b]	3,231,978	3,682,123
Ascendent Capital Partners I, L.P.[b]	1,706,737	1,872,736
BDCM Opportunity Fund II, L.P.[b]	4,467,978	7,430,391
Benson Elliot Real Estate Partners II, L.P.[a,b]	5,646,533	2,492,781
Cadent Energy Partners II, L.P.[b]	4,514,550	10,077,046
Canaan Natural Gas Fund X, L.P.[b]	4,814,563	3,901,257
CDH Fund IV, L.P.[b]	6,042,551	7,357,242
CDH Venture Partners II, L.P.[b]	3,948,570	4,804,220
China Special Opportunities Fund III, L.P.[a,b]	6,972,652	8,106,737
Claremont Creek Ventures, L.P.[a,b]	1,795,416	1,796,758
Claremont Creek Ventures II, L.P.[a,b]	2,264,018	3,843,563
Colony Investors VII, L.P.[b]	2,710,480	494,800
Colony Investors VIII, L.P.[b]	7,902,137	2,753,800
CX Partners Fund Limited[b]	6,664,247	6,279,000
Dace Ventures I, L.P.[b]	2,265,328	1,397,245

See notes to financial statements.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Private Investments — (47.97%) (continued)	Cost	Fair Value
Darwin Private Equity I, L.P.[b]	$5,437,946	$3,027,752
ECP HIS (Mauritius) Limited[a]	5,000,000	5,000,000
EMG AE Permian Co-Investment, LPa	3,000,000	2,976,097
EnerVest Energy Institutional Fund X-a, L.P.[b]	2,177,100	1,761,108
EnerVest Energy Institutional Fund XI-a, L.P.[b]	6,918,573	11,709,226
Fairhaven Capital Partners, L.P.[a,b]	4,571,862	3,364,662
Falcon Sovereign, L.P.[a,b]	4,000,000	3,740,825
Florida Real Estate Value Fund, L.P.[a,b]	3,005,118	3,942,696
Forum European Realty Income III, L.P.[a,b]	5,622,515	6,095,960
Garrison Opportunity Fund, LLC[a,b]	2,334,638	6,684,487
Garrison Opportunity Fund IIa, LLC[a,b]	2,747,650	4,052,445
Glade Brook Private Investors II, LLC[a,b]	4,088,000	4,401,848
Great Point Partners I, L.P.[b]	2,511,935	4,230,911
Greenfield Acquisition Partners V, L.P.[b]	3,470,520	2,434,743
GTIS Brazil Real Estate Fund, L.P.[b]	6,958,550	9,658,823
Halifax Capital Partners II, L.P.[b]	1,686,377	1,920,352
Halifax Capital Partners III, L.P.[b]	1,538,176	1,906,905
Hancock Park Capital III, L.P.[a,b]	904,413	2,000,000
Healthcor Partners Fund, L.P.[b,c]	3,286,495	4,215,075
Hillcrest Fund, L.P.[b]	5,247,223	5,018,572
Intervale Capital Fund, L.P.[b]	3,871,187	6,405,351
J.C. Flowers III, L.P.[b]	3,697,435	5,046,898
LC Fund V, L.P.[a,b]	3,177,811	3,593,812
Lighthouse Capital Partners VI, L.P.[b]	2,315,748	2,100,493
Merit Energy Partners F-II, L.P.[a,b]	1,156,832	888,949
Mid Europa Fund III, L.P.[a,b]	5,115,356	4,527,064
Midstream & Resources Follow-On Fund, L.P.[b]	2,032,263	8,681,365
Monomoy Capital Partners II, L.P.[b]	3,249,122	1,516,437
Natural Gas Partners VIII, L.P.[b]	1,843,739	5,545,276
Natural Gas Partners IX, L.P.[b]	3,659,408	7,647,948
Natural Gas Partners X, L.P.[b]	2,031,965	2,419,875
New Horizon Capital III, L.P.[a,b]	5,315,717	8,802,886
NGP Energy Technology Partners, L.P.[a,b]	751,045	178,824
NGP Energy Technology Partners II, L.P.[b]	4,678,073	4,945,061
NGP Midstream & Resources, L.P.[b]	4,082,745	8,487,115
Northstar Equity Partners III Limited[a,b]	2,981,433	2,900,598
OCM European Principal Opportunties Fund, L.P.[b]	1,894,091	328,280
OCM Mezzanine Fund II, L.P.[b]	472,661	1,260,376
OIJ 1 Fund[a]	231,860	231,860
ORBIS Real Estate Fund I, L.P.[a,b]	3,049,087	1,575,352
Orchid Asia IV, L.P.[b]	3,690,970	4,432,607
Parmenter Realty Fund IV, L.P.[b]	2,386,635	2,783,996
Patron Capital III, L.P.[a,b]	4,700,615	3,960,662
Pearlmark Mezzanine Realty Partners III, LLC[b]	5,507,901	4,282,715
Pennybacker II, L.P.[b]	2,488,480	2,885,604
Phoenix Real Estate Fund PTE Limited[a,b]	4,459,941	4,975,008
Phoenix Real Estate Fund (T), L.P.[a,b]	972,599	320,512
Pine Brook Capital Partners, L.P.[b]	8,063,040	8,923,034
Private Equity Investment Fund V, L.P.[a,b]	11,996,862	14,243,386
Private Equity Investors Fund IV, L.P.[b]	2,656,415	2,208,764
Quantum Energy Partners IV, L.P.[b]	5,228,668	6,160,000
Quantum Energy Partners V, L.P.[a,b]	8,798,881	9,820,000
Rockwood Capital Real Estate Partners Fund VII, L.P.[b]	4,816,673	2,410,897
Roundtable Healthcare Management III, L.P.[a,b]	4,458,103	3,994,083

See notes to financial statements.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Private Investments — (47.97%) (continued)	Shares/ Contracts	Cost	Fair Value
Roundtable Healthcare Partners II, L.P.[b]		$842,214	$1,610,224
Saints Capital VI, L.P.[b]		7,996,249	7,692,000
Sanderling Venture Partners VI Co-Investment Fund, L.P.[b]		605,610	834,415
Sanderling Venture Partners VI, L.P.[a,b]		853,294	1,279,635
SBC Latin America Housing US Fund, L.P.[b]		3,406,746	4,113,131
Sentient Global Resources Fund III, L.P.[a,b]		12,507,019	13,536,939
Sentient Global Resources Fund IV, L.P.[a,b]		3,883,527	3,642,403
Singerman Real Estate Opportunity Fund I, L.P.[b]		1,779,390	2,050,000
Sovereign Capital III, L.P.[a,b]		4,395,628	6,737,724
Square Mile Lodging Opportunity Partners, L.P.[b]		767,646	869,314
Square Mile Partners III, L.P.[b]		4,148,770	4,234,405
Sterling Capital Partners II, L.P.[b]		1,685,745	1,456,965
Sterling Group Partners III, L.P.[a,b]		3,817,564	4,151,902
Strategic Value Global Opportunities Fund I-a, L.P.[b]		2,783,079	1,281,971
Talara Opportunities II, LPa,b		589,481	573,365
TDR Capital AS 2013, L.P.[a,b]		6,184,080	13,139,591
Tenaya Capital V, L.P.[b]		3,338,489	3,806,024
The Column Group, L.P.[b]		3,890,151	4,008,690
The Energy and Minerals Group Fund II, L.P.[b]		3,798,149	6,758,271
The Energy and Minerals Group Fund III, L.P.[b]		981,901	998,840
The Founders Fund III, L.P.[b]		4,713,540	12,048,245
The Founders Fund IV, L.P.[b]		2,655,726	5,591,204
Tiger Global Investments Partners VI, L.P.[a,b]		4,865,045	5,614,096
Tiger Global Investments Partners VII, L.P.[a,b]		2,220,000	2,587,267
TPF II, L.P.[b]		5,469,059	3,858,097
Trivest Fund IV, L.P.[a,b]		5,003,685	5,312,698
Trivest Fund V, L.P.[a,b]		506,804	697,717
True Ventures III, L.P.[a,b]		1,950,000	2,033,359
Urban Oil and Gas Partners A-1, L.P.[a,b]		6,275,346	4,405,000
Urban Oil and Gas Partners B-1, L.P.[a,b]		2,377,011	2,151,000
VCFA Private Equity Partners IV, L.P.[b]		1,122,446	563,183
VCFA Venture Partners V, L.P.[b]		3,531,440	3,457,360
Voyager Capital Fund III, L.P.[a,b]		2,443,622	3,646,612
WCP Real Estate Fund I, L.P.[a,b]		1,709,933	1,376,714
Westview Capital Partners II, L.P.[b]		6,486,546	7,780,805
Zero2IPO China Fund II, L.P.[a,b]		4,308,480	4,887,599
Total Investments in Adviser Funds		406,081,415	469,823,146
Investments in Private Companies
Illumitex, Inc., Common Stock[a,b]	1,331,167	1,000,000	—
Illumitex, Inc., Series A-1 Preferred Stock[a,b]	2,404,160	499,369	206,025
Illumitex, Inc., Series X Preferred Stock[a,b]	2,404,160	—	—
Total Investments in Private Companies		1,499,369	206,025
Investment in Private Company Call Options
Illumitex, Inc., Exercise Price $0.03, 10/24/2022[a,b]	553,352	—	—
Total Investment in Private Company Call Options		—	—
Total Private Investments		407,580,784	470,029,171

See notes to financial statements.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2014 (Unaudited)

Tactical Trading — (5.36%)	Shares/ Contracts	Cost	Fair Value
Investments in Adviser Funds
Black River Commodity MS Fund, L.P.[a,b,d]		$379,957	$308,214
Drawbridge Global Macro Fund, L.P.[a,b,d]		13,962	15,435
Hayman Capital Partners, L.P.[a,b]		18,000,000	18,417,599
Ospraie Special Opportunities Fund, L.P.[a,b,d]		357,066	899,884
Touradji Private Equity Onshore Fund, Ltd.[b,d]		2,671,463	1,131,329
Total Investments in Adviser Funds		21,422,448	20,772,461
Investments in Exchange Traded Funds
WisdomTree Japan Hedged Equity Fund	607,000	28,273,987	31,758,240
Total Investments in Exchange Traded Funds		28,273,987	31,758,240
Total Tactical Trading		49,696,435	52,530,701
Total Investments in Adviser Funds and Securities (cost $842,866,473)			1,026,827,152
Short-Term Investments — (1.17%)
Federated Prime Obligations Fund #10, 0.02%[e]	11,411,150	11,411,150	11,411,150
Total Short-Term Investments (cost $11,411,150)			11,411,150
Total Investments (cost $854,277,623) (105.97%)			1,038,238,302
Liabilities in excess of other assets (-5.97%)			(58,456,187)
Partners' capital — (100.00%)			$979,782,115

a  Non-income producing.

b  Adviser Funds and securities that are issued in private placement transactions are restricted as to resale.

c  Securities held in custody by US Bank N.A., as collateral for a credit facility. The total cost and fair value of these securities as of September 30, 2014 was $175,295,605 and $253,029,159, respectively.

d  The Adviser Fund has imposed gates on or has restricted redemptions from Adviser Funds. The total cost and fair value of these securities as of September 30, 2014 was $101,282,175 and $101,639,870, respectively.

e  The rate shown is the annualized 7-day yield as of September 30, 2014.

See notes to financial statements.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL

September 30, 2014 (Unaudited)

Assets
Investments in Adviser Funds and securities, at fair value (cost $842,866,473)	$1,026,827,152
Investments in short-term investments, at fair value (cost $11,411,150)	11,411,150
Cash	182,660
Receivable from redemption of Adviser Funds and securities	3,585,451
Investments in Adviser Funds and securities paid in advance	142,216
Dividends and interest receivable	295
Total assets	$1,042,148,924
Liabilities and partners' capital
Withdrawals payable	$60,850,282
Management fee payable	867,920
Professional fees payable	241,422
Risk management fees payable	125,014
Contributions received in advance	100,000
Accounting and administration fees payable	66,757
Printing fees payable	39,302
Line of credit fees payable	37,062
Custodian fees payable	28,797
Line of credit interest expense payable	1,245
Other accrued expenses	9,008
Total liabilities	62,366,809
Commitments and contingencies (See Note 10)
Partners' Capital	979,782,115
Total liabilities and partners' capital	$1,042,148,924
Components of Partners' Capital
Capital contributions (net)	$734,319,080
Accumulated net investment income	36,806,125
Accumulated net realized gain	24,696,231
Accumulated net unrealized appreciation on investments	183,960,679
Partners' capital	$979,782,115

See notes to financial statements.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

STATEMENT OF OPERATIONS

For the six months ended September 30, 2014 (Unaudited)

Investment income
Dividends	$22,420,071
Interest	2,246
Total investment income	22,422,317
Operating expenses
Management fee	5,212,235
Line of credit fees	419,296
Accounting and administration fees	400,124
Professional fees	264,024
Risk management expense	257,284
Interest expense	108,778
Custodian fees	48,300
Printing expense	19,750
Compliance consulting fees	15,000
Insurance expense	552
Other expenses	77,350
Total operating expenses	6,822,693
Net investment income	15,599,624
Net realized gain and change in unrealized appreciation on investments in Adviser Funds, securities and foreign exchange transactions
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions	17,935,525
Net change in unrealized appreciation on investments in Adviser Funds, securities and foreign exchange transactions	13,996,732
Net realized gain and change in unrealized appreciation on investments in Adviser Funds, securities and foreign exchange transactions	31,932,257
Net increase in partners' capital resulting from operations	$47,531,881

See notes to financial statements.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

STATEMENTS OF CHANGES IN PARTNERS' CAPITAL

For the year ended March 31, 2014 and the six months ended September 30, 2014 (Unaudited)

	General Partner's Capital	Limited Partners' Capital	Total Partners' Capital
Partners' capital, at March 31, 2013	$—	$1,180,551,075	$1,180,551,075
Capital contributions	—	5,574,614	5,574,614
Capital withdrawals	(5,745,793)	(253,656,911)	(259,402,704)
Net investment income	—	24,959,210	24,959,210
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions	—	26,341,562	26,341,562
Net change in unrealized appreciation on investments in Adviser Funds, securities and foreign exchange transactions	—	69,241,260	69,241,260
Performance allocation	5,745,793	(5,745,793)	—
Partners' capital, at March 31, 2014*	$—	$1,047,265,017	$1,047,265,017
Capital contributions	—	1,289,199	1,289,199
Capital withdrawals	(3,125,277)	(113,178,705)	(116,303,982)
Net investment income	—	15,599,624	15,599,624
Net realized gain on investments in Adviser Funds, securities and foreign exchange transactions	—	17,935,525	17,935,525
Net change in unrealized appreciation on investments in Adviser Funds, securities and foreign exchange transactions	—	13,996,732	13,996,732
Performance allocation	3,125,277	(3,125,277)	—
Partners' capital, at September 30, 2014**	$—	$979,782,115	$979,782,115

*  Including accumulated net investment income of $21,206,501.

**  Including accumulated net investment income of $36,806,125.

See notes to financial statements.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

STATEMENT OF CASH FLOWS

For the six months ended September 30, 2014 (Unaudited)

Cash flows from operating activities:
Net increase in partners' capital resulting from operations	$47,531,881
Adjustments to reconcile net increase in partners' capital resulting from operations to net cash provided by operating activities:
Purchase of Adviser Funds and securities	(67,129,401)
Proceeds from redemptions/sales of Adviser Funds and securities	125,265,011
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions	(17,935,525)
Net change in unrealized appreciation on investments in Adviser Funds, securities and foreign exchange transactions	(13,996,732)
Net sales of short-term investments	7,659,749
Decrease in investments in Adviser Funds and securities paid in advance	6,542,916
Decrease in receivable from redemption of Adviser Funds and securities	20,656,346
Decrease in dividends and interest receivable	63
Decrease in prepaid assets	479
Decrease in management fee payable	(48,558)
Decrease in professional fees payable	(16,578)
Increase in risk management fees payable	50,014
Decrease in accounting and administration fees payable	(74,005)
Increase in line of credit fees payable	2,062
Increase in line of credit interest payable	1,245
Increase in printing fees payable	14,302
Increase in custodian fees payable	9,372
Increase in other accrued expenses	9,008
Net cash provided by operating activities	108,541,649
Cash flows from financing activities:
Capital contributions	1,288,414
Capital withdrawals	(111,496,800)
Net cash used in financing activities	(110,208,386)
Net change in cash	(1,666,737)
Cash at beginning of year	1,849,397
Cash at end of period	$182,660
Supplement Disclosure of Interest Expense Paid	$108,778
Supplement Disclosure of Line of Credit Fees Paid	$417,234

See notes to financial statements.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2014 (Unaudited)

1.  ORGANIZATION

Hatteras Master Fund, L.P. (the "Master Fund") was organized as a limited partnership under the laws of the State of Delaware on October 29, 2004 and commenced operations on January 1, 2005. The Master Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. The Master Fund is managed by Hatteras Funds, LLC ("the Adviser"), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Morgan Creek Capital Management, LLC ("MCCM" or the "Sub-Adviser"), a North Carolina limited liability company registered as an investment adviser under the Advisers Act, serves as sub-adviser to the Master Fund. The primary objective of the Master Fund is to provide capital appreciation consistent with the return characteristic of the alternative investment portfolios of larger endowments. The Master Fund's secondary objective is to provide capital appreciation with less volatility than that of the equity markets. To achieve its objectives, the Master Fund provides its limited partners (each, a "Limited Partner" and together, the "Limited Partners") with access to a broad range of investment strategies, asset categories, and trading advisers ("Advisers") and by providing overall asset allocation services typically available on a collective basis to larger institutions. The Master Fund invests with each Adviser either by becoming a participant in an investment vehicle operated by such Adviser (each an "Adviser Fund", collectively, the "Adviser Funds") which includes exchange traded funds ("ETFs"), hedge funds, and investment funds or by placing assets in an account directly managed by such Adviser.

Hatteras Funds, LLC, a Delaware limited liability company, also serves as the General Partner of the Master Fund (the "General Partner"). The General Partner has appointed a Board of Directors (the "Board") and, to the fullest extent permitted by applicable law, has irrevocably delegated to the Board its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Master Fund's business.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.  Basis of Accounting

The Master Fund's accounting and reporting policies conform with accounting principles generally accepted within the United States of America ("GAAP").

b.  Cash

Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

c.  Valuation of Investments

The Master Fund's valuation procedures have been approved by the Master Fund's Board. The valuation procedures are implemented by the Master Fund's Investment Managers and the third party administrator, which report to the Board. For third-party information, the Master Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Master Fund.

Investments held by the Master Fund include:

•  Investments in Adviser Funds — The Master Fund will value interests in the Adviser Funds at fair value, using the net asset value ("NAV") as a practical expedient, as provided by the investment managers of such Adviser Funds. These Adviser Funds value their underlying investments in accordance with policies established by such Advisor Funds, which ordinarily will be the value determined by their respective investment managers, in accordance with the Master Fund's valuation procedures. Investments in Adviser Funds are subject to the terms of the Adviser Funds' offering documents. Valuations of the Adviser Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Adviser Funds' investment managers as required by the Adviser Funds' offering documents. If the Investment Managers determine that the most recent value reported by any Adviser Fund does not represent fair value or if any Adviser Fund fails to report a value to the Master Fund, a fair value determination is made under the Master Fund's valuation procedures under the general supervision of the Board. While these valuations are intended to estimate the value the Master Fund might reasonably expect to receive upon the current sale of the Advisor Funds in the ordinary course of business, such values may differ from the value that the Master Fund would actually realize if the Adviser Funds were sold.

  The interests of some Adviser Funds, primarily investments in private equity funds, may be valued less frequently than the calculation of the Master Fund's net asset value. Therefore, the reported performance of the Adviser Fund may lag the reporting period of the Master Fund. The Investment Managers have established procedures for reviewing the effect on the Master Fund's net asset value due to this lag in reported performance of the Adviser Funds.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2014 (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.  Valuation of Investments (continued)

•  Investments in Exchange Traded Funds and Mutual Funds — Securities traded on one or more of the U.S. national securities exchanges or the OTC Bulletin Board will be valued at their last sales price. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price ("NOCP"), at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined.

•  Investments in Private Companies — Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Adviser. Fair value is based on the best information available and is determined by reference to information including, but not limited to, the following: projected sales, net earnings, earnings before interest, taxes, depreciation and amortization ("EBITDA"), balance sheets, public or private transactions, valuations for publicly traded comparable companies, recent round of financing in the company's stock, and/or other measures, and consideration of any other pertinent information including the types of securities held and restrictions on disposition. The amount determined to be fair value may incorporate the Adviser's own assumptions (including appropriate risk adjustments for nonperformance and lack of marketability). The methods used to estimate the fair value of private companies include: (1) the market approach (whereby fair value is derived by reference to observable valuation measures for comparable companies or assets — e.g., multiplying a key performance metric of the investee company or asset, such as projected revenue or EBITDA, by a relevant valuation multiple observed in the range of comparable companies or transactions — adjusted by the Adviser for differences between the investment and the referenced comparables and in some instances by reference to option pricing models or other similar methods), (2) the income approach (e.g., the discounted cash flow method), and (3) cost for a period of time after an acquisition (where such amount is determined by the Adviser to be the best indicator of fair value). These valuation methodologies involve a significant degree of judgment. While these valuations are intended to estimate the value the Master Fund might reasonably expect to receive upon the current sale of investments in private companies in the ordinary course of business, such values may differ from the value that the Master Fund would actually realize if the investments in private companies were sold.

•  Investments in Options — Options contracts give the Master Fund the right, but not the obligation, to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. For the six months ended September 30, 2014, the Master Fund held options that were granted from one of the Master Fund's Private Companies. Options are valued by the Investment Managers using an option pricing model. At September 30, 2014, the fair value of options held by the Master Fund was $0 as set forth in the Schedule of Investments. For the six months ended September 30, 2014, the effect of options on the Master Fund's Statement of Operations was a change in unrealized appreciation/depreciation in the amount of $0. During the six months ended September 30, 2014, no other derivatives were held by the Master Fund.

The Master Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities.

•  Level 2 — other significant observable inputs or investments that can be fully redeemed at the net asset value in the "near term" (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term, generally within the next calendar quarter, from Adviser Funds, etc.).

•  Level 3 — significant unobservable inputs (including the Master Fund's own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the "near term", these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 90 days.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2014 (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.  Valuation of Investments (continued)

	Level 1	Level 2	Level 3	Total
Absolute Return	$—	$35,345,103	$10,223,826	$45,568,929
Enhanced Fixed Income	—	32,881,462	49,744,311	82,625,773
Opportunistic Equity	—	319,153,242	56,919,336	376,072,578
Private Investments		—	470,029,171	470,029,171
Tactical Trading	31,758,240	18,417,599	2,354,862	52,530,701
Short-Term Investment	11,411,150	—	—	11,411,150
Total	$43,169,390	$405,797,406	$589,271,506	$1,038,238,302

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

Level 3 Investments	Balance as of March 31, 2014	Transfers out of Level 3 into Level 2*	Transfers Between Investment Categories*	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Proceeds from Redemptions\ Gross Sales	Balance as of September 30, 2014
Absolute Return	$10,283,096	$1,393,5863	$—	$(141,917)	$(679,322)	$—	$(631,614)	$10,223,826
Enhanced Fixed Income	32,534,007	21,726,132	—	(122,973)	(1,585,202)	—	(2,807,653)	49,744,311
Opportunistic Equity	48,152,279	(3,173,327)	13,381,413	2,132,320	2,782,596	26,488	(6,382,433)	56,919,336
Private Investments	454,395,056	—	(13,381,413)	(5,615,015)	22,224,739	36,148,973	(27,906,948)	470,029,171
Tactical Trading	2,258,408	—	—	4,224	276,889	—	(184,659)	2,354,862
Total Level 3 Investments	$5547,622,846	$19,946,388	$—	$(3,743,361)	$23,019,700	$36,175,461	$(37,913,307)	$589,271,506

*  Transfers are represented by their balance as of April 1, 2014.

Transfers into and out of all Levels are represented by their balances as of the beginning of the reporting period. Transfers into Level 3 usually result from Adviser Funds imposing gates or suspending redemptions; transfers out of Level 3 generally occur when lock-up periods on investments in Adviser Funds are lifted. There were no transfers among Levels 1, 2 or 3 except for a transfer out of Level 3 into Level 2 that resulted from a lock-up period on an investment in an Adviser Fund being lifted, as set forth in the table above.

The net realized gain (loss) and change in unrealized appreciation/(depreciation) in the table above are reflected in the accompanying Statement of Operations. The change in unrealized appreciation/(depreciation) from Level 3 investments held at September 30, 2014 is $8,955,701.

Adviser Funds categorized as Level 3 assets, with a fair value totaling $80,477,205, have imposed gates or suspended redemptions. Gates were imposed or redemptions were suspended for these Adviser Funds during a period ranging from October 2008 to September 2014. It is generally not known when these restrictions will be lifted.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2014:

Type of Level 3 Investment	Fair Value as of September 30, 2014	Valuation Techniques	Unobservable Input
Adviser Funds
Absolute Return	$10,223,826	NAV as practical expedient*	N/A
Enhanced Fixed Income	49,744,311	NAV as practical expedient*	N/A
Opportunistic Equity	56,919,336	NAV as practical expedient*	N/A
Private Investments	469,823,146	NAV as practical expedient*	N/A
Tactical Trading	2,354,862	NAV as practical expedient*	N/A
Preferred Stock
Private Investments	206,025	Current value method	Recent round of financing
Total Level 3 Investments	$589,271,506

*  Unobservable input.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2014 (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.  Valuation of Investments (continued)

No adjustments were made to the NAV provided by the investment manager or administrator of the Adviser Funds. Adjustments to the NAV provided by the investment manager or administrator of the Adviser Funds would be considered if the practical expedient NAV was not as of the Master Fund's measurement date; it was probable that the Adviser Fund would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Master Fund's valuation procedures that the Adviser Fund is not being reported at fair value.

The significant unobservable inputs used in the fair value measurement of the Master Fund's Private Investment shares are based on the portfolio company's most recent round of financing and the financial results of privately held entities. If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of the stock in these private companies held by the Master Fund would be lower.

Investment Category	Investment Strategy	Fair Value (in 000's)	Unfunded Commitments (in 000's)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions Terms*
Opportunistic Equity(a)	Investments in global equity markets and strategies involving specific market sectors, such as financial, technology, public real estate and public energy.	$376,073	N/A	N/A	Monthly-Annually	5-120	0-3 years; Up to 6% redemption fee
Enhanced Fixed Income(b)	Investments in non-traditional fixed income securities, including distressed debt strategies.	$82,626	N/A	N/A	Monthly-Annually	0-185	0-3 years; Up to 5% redemption fee
Absolute Return(c)	Investments in a variety of securities with the intent of profiting from relative changes in the price of a set of securities, currencies or commodities.	$45,569	N/A	N/A	Monthly-Annually	0-92	0-2 years; Up to 6% redemption fee
Tactical Trading(d)	Investments in commodities, currencies, global bonds and international stock indices, with low correlation to the equity markets.	$52,531	N/A	N/A	Daily Quarterly	0-180	0-10 years; Up to 3% redemption fee
Private Investments(e)	Investments in Private Equity, Private Real Estate, Private Energy and Natural Resources, generally through private partnerships or direct investments.	$470,029	$99,363	Up to 10 years with extensions available after the stated termination date	N/A	N/A	N/A

*  The information summarized in the table above represents the general terms for the specified asset class. Individual Adviser Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Adviser Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

  The Master Fund's investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security and for Adviser Funds, would generally be the net asset value as provided by the Adviser Fund or its administrator. For each of the categories below, the fair value of the Adviser Funds has been estimated using the net asset value of the Adviser Funds.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2014 (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.  Valuation of Investments (concluded)

a  This category includes Adviser Funds that predominantly invest in all global markets, including the U.S. domestic markets, and predominantly invest in equity securities. While the Opportunistic Equity investment strategy consists of Adviser Funds that trade predominantly in equity securities, certain of the Advisers chosen may additionally invest all or a portion of the Advisers Fund in debt or other instruments.

b  This category includes Adviser Funds that invest primarily in high yield debt, distressed securities, structured credit, and opportunistic credit (including, among other things, in emerging markets).

c  This category is defined as having a relatively low or negative correlation to the equity markets. In addition, certain strategies within the Absolute Return investment strategy may have less volatility through the use of arbitrage based strategies and hedging tools (e.g., "market" puts and calls, etc.). The Absolute Return investment strategy includes Adviser Funds that invest using Event Driven Arbitrage, Convertible Arbitrage, Merger Arbitrage, Fixed Income Arbitrage, Volatility Arbitrage and Statistical Arbitrage.

d  This category includes Adviser Funds who engage in directional trading strategies. Some of the Tactical Trading strategies incorporate equity assets as well as currencies, commodities and debt instruments. Commodity Trading Advisors (CTAs) are included in the Tactical Trading investment strategy. Historically, the Tactical Trading investment strategy has a relatively low correlation to the equity markets. Global Macro/Managed Futures strategies are generally categorized as either discretionary or systematic in nature and may assume aggressive investment postures with respect to position concentrations, use of leverage, portfolio turnover, and the various investment instruments used.

e  This category invests in three sub-strategies (Private Equity, Private Real Estate and Private Energy and Natural Resources). Private Equity investing seeks to generate capital appreciation through investments in private companies in need of capital. Private Equity seeks to profit from, among other things, the inefficiencies inherent in these markets though valuation and due diligence analysis of available business opportunities. Private Real Estate strategy consists generally of investing in Adviser Funds that are private partnerships that make direct investments in (i) existing or newly constructed income-producing properties, including office, industrial, retail, and multi-family residential properties, (ii) raw land, which may be held for development or for the purpose of appreciation, and/or (iii) timber (whether directly or through a REIT or other Adviser Fund). The Private Energy and Natural Resources strategy consists generally of investing in Adviser Funds that are private partnerships that make direct investments in private or (sometimes) publicly traded energy companies.

d.  Investment Income

Interest income is recorded when earned. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded as soon as the information is available to the Master Fund. Investments in short-term investments, mutual funds, private companies and exchange traded funds are recorded on a trade date basis. Investments in Adviser Funds are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Realized gains and losses on Adviser Fund and security redemptions are determined on identified cost basis. Return of capital or security distributions received from Adviser Funds and securities are accounted for as a reduction to cost.

e.  Foreign Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The company does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

f.  Master Fund Expenses

The Master Fund will bear all expenses incurred, on an accrual basis, in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund's account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; directors' fees; interest expenses and commitment fees on credit facilities; and expenses of meetings of the Board. Risk management expense includes expenses incurred by the Master Fund for third party valuation services, independent due diligence reviews of Adviser Funds, and other analytical and risk mitigation services provided to the portfolio.

g.  Income Taxes

The Master Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund's profit and loss.

The Master Fund files tax returns as prescribed by the tax laws of the jurisdiction in which it operates. In the normal course of business, the Master Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. For the years ended December 31, 2010 through December 31, 2013 the Master Fund is open to examination by major tax jurisdictions under the statute of limitations.

The Master Fund has reviewed any potential tax positions as of September 30, 2014 and has determined that it does not have a liability for any unrecognized tax benefits or expense. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2014 (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

g.  Income Taxes (concluded)

as income tax expense in the Statement of Operations. During the period, the Master Fund did not incur any material interest or penalties. Due to the timing of tax information received from the Adviser Funds, tax basis reporting is not available as of the balance sheet date.

h.  Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Partners' Capital from operations during the reporting period. Actual results could differ from those estimates.

i.  Disclosures about Offsetting Assets and Liabilities

In December 2011, Financial Accounting Standards Board ("FASB") issued Accounting Standards Updated ("ASU") No. 2011-11, "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

j.  Recent Accounting Pronouncements

In June 2013, FASB issued ASU No. 2013-08, "Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurements and Disclosure Requirements" ("ASU 2013-08"). ASU 2013-08 creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company's investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

3.  ALLOCATION OF PARTNERS' CAPITAL

Net profits or net losses of the Master Fund for each Allocation Period (as defined above) will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month; (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased; (4) the day on which interests are repurchased; (5) the day preceding the day on which a substituted Limited Partner is admitted to the Master Fund; or (6) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all Limited Partners in accordance with their respective investment percentages.

4.  REPURCHASE OF LIMITED PARTNERS' INTERESTS

The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase interests from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase interests, the Board will consider, among other things, the recommendation of the Investment Managers. The Investment Managers generally recommend to the Board that the Master Fund offer to repurchase interests from Limited Partners on a quarterly basis as of the valuation date at the end of each calendar quarter. The Master Fund will not offer repurchases of interests of more than 20% of its net asset value in any quarter. The Master Fund does not intend to distribute to the Limited Partners any of the Master Fund's income, but generally expects to reinvest substantially all income and gains allocable to the Limited Partners.

5.  MANAGEMENT FEES, PERFORMANCE ALLOCATION, AND RELATED PARTY TRANSACTIONS

Effective June 30, 2014, upon the approval of the Limited Partners, MCCM became the Sub-Adviser to the Master Fund. The Advisor and Sub-Adviser are responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and any policies established by the Board, pursuant to the terms of the sub-advisory agreement among the Master Fund, the Adviser and MCCM (the "MCCM Agreement") and the investment management agreement between the Master Fund and the Adviser (the "Advisory Agreement"). Under the MCCM Agreement and the Advisory Agreement (together, the "Investment Management Agreements"), the Adviser and Sub-Adviser are responsible for developing, implementing and supervising the Master Fund's investment program. In consideration for the advisory and other services provided by the Adviser, the Master Fund pays the Adviser a management fee (the "Management Fee") equal to 1.00% on an annualized basis of the aggregate value of its partners' capital determined as of the last day of the month (before giving effect to any repurchase of interests in the Master Fund).

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2014 (Unaudited)

5.  MANAGEMENT FEES, PERFORMANCE ALLOCATION, AND RELATED PARTY TRANSACTIONS (CONCLUDED)

The Master Fund does not pay MCCM a sub-advisory fee directly. Under the MCCM Agreement, MCCM is entitled to receive a percentage of the Management Fee received by the Adviser.

The General Partner is allocated a performance allocation payable annually equal to 10% of the amount by which net new profits of the limited partner interests of the Master Fund exceed the non-cumulative "hurdle amount," which is calculated as of the last day of the preceding calendar year of the Master Fund at a rate equal to the yield-to-maturity of the 90-day U.S. Treasury Bill as reported by the Wall Street Journal for the last business day of the last calendar year ("the Performance Allocation"). The Performance Allocation is made on a "peak to peak", or "high watermark" basis, which means that no Performance Allocation will be made with respect to such subsequent appreciation until such net loss has been recovered. Pursuant to the MCCM Agreement, MCCM is entitled to a percentage of the Performance Allocation the General Partner receives from the Master Fund. For the six months ended September 30, 2014, the General Partner accrued a Performance Allocation in the amount of $3,125,277.

Hatteras Capital Distributors, LLC ("HCD"), an affiliate of the Adviser, serves as the Master Fund's private placement agent. HCD receives a distribution fee from the Adviser equal to 0.10% on an annualized basis of the partner's capital of the Master Fund as of the last day of the month (before giving effect to any repurchase of interests in the Master Fund).

Each member of the Board who is not an "interested person" of the Master Fund ("Independent Director"), as defined by the 1940 Act, receives an annual retainer of $30,000. All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

6.  ACCOUNTING, ADMINISTRATION, AND CUSTODIAL AGREEMENT

In consideration for accounting, administrative, and recordkeeping services, the Master Fund pays UMB Fund Services, Inc. (the "Administrator") an administration fee based on the month-end partners' capital of the Master Fund. The Administrator also provides regulatory administrative services, transfer agency functions, and shareholder services at an additional cost. For the six months ended September 30, 2014, the total accounting and administration fees were $400,124.

UMB Bank, N.A. serves as custodian of the Master Fund's assets and provides custodial services for the Master Fund, except for collateral held for the Master Fund's credit facility, as described below in Note 8.

7.  INVESTMENT TRANSACTIONS

Total purchases of Adviser Funds and securities for the six months ended September 30, 2014 amounted to $67,129,401. Total proceeds from redemptions/sales of Adviser Funds and securities for the six months ended September 30, 2014 amounted to $125,265,011. The cost of investments in Adviser Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Adviser Funds. The Master Fund relies upon actual and estimated tax information provided by the Adviser Funds as to the amounts of taxable income allocated to the Master Fund as of September 30, 2014.

The Master Fund invests substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods.

8.  CREDIT FACILITY

The Master Fund maintains a credit facility (the "Facility") with a maximum borrowing amount of $120,000,000 which is secured by certain interests in Adviser Funds. A fee of 75 basis points per annum is payable monthly in arrears on the unused portion of the facility, while the interest rate charged on borrowings is the 3-month London Interbank Offer Rate plus a spread of 190 basis points. Collateral for the new facility is held by U.S. Bank N.A. as custodian. Interest and fees incurred for the six months ended September 30, 2014 are disclosed in the accompanying Statement of Operations. At September 30, 2014, the Master Fund had $38,307 payable on the unused portion of the Facility and did not hold an interest payable balance on the borrowings. The average interest rate, the average daily balance, and the maximum balance outstanding for borrowings under the facility for the six months ended September 30, 2014 was 2.13%, $563,830, and $35,000,000, respectively.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2014 (Unaudited)

9.  INDEMNIFICATION

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.  COMMITMENTS

As of September 30, 2014, the Master Fund had outstanding investment commitments to Adviser Funds totaling approximately $99,362,825. Five Adviser Funds in the Private Investment Strategy have commitments denominated in Euros, two Adviser Funds have commitments denominated in Pound Sterling, and one Adviser Fund has commitments denominated in Japanese Yen. At September 30, 2014, the unfunded commitments for these Adviser Funds totaled €2,824,279 EUR, £2,028,320 GBP and ¥178,990,970 JPY, respectively. At September 30, 2014, the exchange rate used for the conversion was 1.2691 USD/EUR, 1.6242 USD/GBP and 109.39 JPY/USD. The U.S. Dollar equivalent of these commitments is included in the Master Fund's total unfunded commitment amount.

11.  RISK FACTORS

An investment in the Master Fund involves significant risks, including leverage risk, interest rate risk, liquidity risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund generally does not employ leverage. However, certain Adviser Funds may employ leverage, either synthetically or through borrowed funds, which can enhance returns or increase losses on smaller changes in the value of an underlying investment. Adviser Funds that invest in fixed income securities may be subject to interest rate risk, where changes in interest rates affect the value of the underlying fixed income investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. Investments in the Adviser Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by the Investment Managers on behalf of the Master Fund. Adviser Funds may have initial lock-up periods, the ability to suspend redemptions, or employ the use of side pockets, all of which may affect the Master Fund's liquidity in the respective Adviser Fund.

Adviser Funds generally require the Master Fund to provide advanced notice of its intent to redeem the Master Fund's total or partial interest and may delay or deny a redemption request depending on the Adviser Funds' governing agreements. Interests in the Master Fund provide limited liquidity since Limited Partners will not be able to redeem interests on a daily basis because the Master Fund is a closed-end fund. Therefore, investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of interests and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

12.  FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Master Fund's financial performance. The total returns in the table represent the rate that a typical Limited Partner would be expected to have earned or lost on an investment in the Master Fund.

The ratios and total return amounts are calculated based on the Limited Partner group taken as a whole. An individual Limited Partner's results may vary from those shown below due to the timing of capital transactions and performance allocation.

The ratios are calculated by dividing total dollars of net investment income or expenses, as applicable, by the average of total monthly Limited Partners' capital.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Concluded)

As of and for the six months ended September 30, 2014 (Unaudited)

12.  FINANCIAL HIGHLIGHTS (CONCLUDED)

Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period.

	For the Period Ended September 30, 2014	For the Years Ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Total return before Performance Allocation	4.69%[2]	11.28%	5.05%	(2.51)%	6.91%	16.24%
Total return after Performance Allocation	4.36%[2]	10.77%	4.98%	(2.49)%	6.89%	16.24%
Partners' capital, end of year (000's)	$979,782	$1,047,265	$1,180,551	$1,440,698	$1,528,134	$1,411,169
Portfolio turnover	6.45%[2]	19.03%	25.15%	32.68%	25.12%	23.12%
Ratio of net investment income (loss), excluding Performance Allocation	3.01%[3]	2.19%	0.87%	0.76%	0.43%	(0.84)%
Ratio of other operating expenses to average partners' capital	1.22%[3]	1.23%	1.19%	1.20%	1.17%	1.23%
Ratio of credit facility fees and interest expense to average partners' capital	0.10%[3]	0.09%	0.08%	0.08%	0.10%	0.06%
Operating expenses, excluding Performance Allocation	1.32%[3]	1.32%	1.27%	1.28%	1.27%	1.29%
Performance Allocation	0.60%[3]	0.51%	0.07%	(0.02)%[1]	0.02%	0.00%
Total operating expenses and Performance Allocation	1.92%[3]	1.83%	1.34%	1.26%	1.29%	1.29%

1  Reverse accrued Performance Allocation from January 1, 2011 to March 31, 2011.

2  Not Annualized

3  Annualized

13.  SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no other subsequent events that required adjustment to our disclosure in the financial statements except for the following: effective October 1, 2014 and November 1, 2014, there were additional capital contributions of $100,000 and $0, respectively.

The Adviser recommended to the Board that a tender offer in an amount of up to approximately 5.00% of the partners' capital of the Master Fund be made for the quarter ending December 31, 2014 to those partners who elect to tender their interests prior to the expiration of the tender offer period. The Board approved such recommendation and partners in the Master Fund were notified of the tender offer's expiration date on September 18, 2014, and submitted tender requests totaling approximately $51,845,105.

*************

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

BOARD OF DIRECTORS

(Unaudited)

The identity of the Board members (each a "Director") and brief biographical information, as of September 30, 2014, is set forth below. The business address of each Director is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615. The term of office of each Director is from the time of such Director's election and qualification until his or her successor shall have been elected and shall have qualified, or until he or she is removed, resigns or is subject to various disabling events such as death or incapacity. A Director may resign upon 90 days' prior written notice to the Board and may be removed either by a vote of a majority of the Board not subject to the removal vote or of Limited Partners holding not less than two-thirds of the total number of votes eligible to be cast by all of the Limited Partners.

Name & Date of Birth	Position(s) Held with the Master Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex[1] Overseen by Director
INTERESTED DIRECTOR
David B. Perkins[2] July 18, 1962	President and Chairman of the Board of Directors	Since Inception	Mr. Perkins has been Chairman of the Board of Directors and President of the Master Fund since inception. Mr. Perkins is the Chief Executive Officer of Hatteras Fund, LLC from 2014 to present and founder of Hatteras Funds and its affiliated entities in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.	20
Peter M. Budko[2] February 4, 1960	Director	Since 2014	Partner, American Realty Capital, an investment advisory firm (2007 to present); Chief Executive Officer, BDCA Adviser, an investment advisory firm (2010 to present); Director, ARC Realty Finance Trust, Inc. (2013 to present); Director, RCS Capital Corp. (2013 to present).	20
INDEPENDENT DIRECTORS
H. Alexander Holmes May 4, 1942	Director; Audit Committee Member	Since Inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	20
Steve E. Moss, CPA February 18, 1953	Director; Audit Committee Member	Since Inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark & Copley, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	20

1  The "Fund Complex" consists of the Master Fund, Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), Underlying Funds Trust (consisting of five funds), and HCIM Trust (consisting of two funds).

2  Deemed to be an "interested" Director of the Master Fund because of his affiliations with Hatteras Funds.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

BOARD OF DIRECTORS (Concluded)

(Unaudited)

Name & Date of Birth	Position(s) Held with the Master Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex[1] Overseen by Director
Gregory S. Sellers May 5, 1959	Director; Audit Committee Member	Since Inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	20
Joseph E. Breslin November 18, 1953	Director; Audit Committee Member	Since 2013	Mr. Breslin is currently a private investor. Mr. Breslin has been a Director of Kinetics Mutual Funds, Inc. (mutual fund) from 2000 to Present (8 portfolios); Trustee, Kinetics Portfolios Trust (mutual fund) from 2000 to Present (8 portfolios). From 2007 to 2009, Mr. Breslin was the Chief Operating Officer of Central Park Credit Holdings, Inc. and prior to that, was the Chief Operating Officer of Aladdin Capital Management LLC, beginning in 2005.	20
Thomas Mann February 1, 1950	Director; Audit Committee Member	Since 2013	Mr. Mann is currently a private investor. From 2003 until 2012, Mr. Mann was the Managing Director and Group Head Financial Institutions Group, Société Générale, Sales of Capital Market Solutions and Products. Mr. Mann is also a Director of Virtus Global Multi-Sector Income Fund since 2011, Virtus Total Return Fund since 2012, and F-Squared Investments, Inc since January 2012.	20
Joseph A. Velk May 15, 1960	Director; Audit Committee Member	Since 2014	Managing Member, Contender Capital, LLC, an investment firm (2000 to present).	20

1  The "Fund Complex" consists of the Master Fund, Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), Underlying Funds Trust (consisting of five funds), and HCIM Trust (consisting of two funds).

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with the Master Fund, length of term of office, and the principal occupation for the last five years, as of September 30, 2014, of each of the persons currently serving as Executive Officers of the Master Fund. The business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Master Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex[1] Overseen by Officer
OFFICERS
J. Michael Fields, July 14, 1973	Secretary of each Fund in the Fund Complex	Since 2008

Prior to becoming Secretary, Mr. Fields had been the Treasurer of each fund in the Fund Complex. Mr. Fields is Chief Operating Officer of Hatteras Funds and has been employed by the Hatteras Funds since its inception in September 2003.

N/A
Andrew P. Chica September 7, 1975	Chief Compliance Officer of each Fund in the Fund Complex	Since 2008	Mr. Chica joined Hatteras Funds in November 2007 and became Chief Compliance Officer of Hatteras Funds and each of the Funds in the Fund Complex, in 2008.	N/A
Robert Lance Baker September 17, 1971	Treasurer of each Fund in the Fund Complex	Since 2008	Mr. Baker joined Hatteras Funds in March 2008 and became Treasurer of each of the Funds in the Fund Complex in December 2008. Mr. Baker serves as the Chief Financial Officer of Hatteras Funds.	N/A

1  The "Fund Complex" consists of the Master Fund, Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), Underlying Funds Trust (consisting of five funds), and HCIM Trust (consisting of two funds).

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

OTHER INFORMATION

(Unaudited)

PROXY VOTING

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and the Master Fund's record of actual proxy votes cast during the period ended June 30, 2014 is available at www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund's Form N-Q is available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

OTHER INFORMATION (Continued)

(Unaudited)

ADVISORY AGREEMENT

At a meeting of the Master Fund's Board held on November 22, 2013, by a unanimous vote, the Board, including a majority of the Directors who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, approved the Advisory Agreement for the Master Fund.

The Directors evaluated the Advisory Agreement in light of information they had requested and received from Hatteras Funds, LLC, a wholly-owned subsidiary of RCS Advisory Services, LLC, which is an operating subsidiary of RCS Capital Corporation (the "Purchaser") prior to the meeting. The Master Fund Directors reviewed these materials with management of the Purchaser, legal counsel to the Master Fund and the Purchaser, and legal counsel to the Independent Directors. The Directors considered whether the Advisory Agreement would be in the best interests of the Master Fund and its partners and the overall fairness of the Advisory Agreement. Among other things, the Directors reviewed information concerning: (1) the nature, extent and quality of the services to be provided by the Purchaser; (2) the Master Fund's investment performance; (3) the cost of the services provided and the profits realized by the Purchaser and its affiliates from their relationship with the Master Fund; (4) the extent to which economies of scale will be realized as the Master Fund grows and the extent to which fee levels reflect such economies of scale, if any, for the benefit of the Master Fund's partners; and (5) ancillary benefits and other factors. In their deliberations, the Directors did not rank the importance of any particular piece of information or factor considered, and it is presumed that each Director attributed different weights to the various factors.

Nature, Extent and Quality of Services Provided to the Master Fund.

The Board members noted the Purchaser will be a newly registered investment adviser, and that the Master Fund's current portfolio managers will continue to provide services to the Master Fund following the Purchaser's purchase of substantially all the assets related to the business operations of Hatteras Investment Partners, LLC ("HIP"), the prior investment adviser to the Master Fund, and assumed certain liabilities of HIP (the "Purchaser"). The Board members determined that the advisory services to be provided by the portfolio managers, after considering their background and experience, would continue to be a benefit to the Master Fund. The Board members considered that the advisory services to be provided to the Master Fund after the Purchase are not expected to change. Further, the Board members considered the advisory and other services to be provided by the Purchaser, as well as the services to be provided by MCCM as sub-adviser. The Board members considered that the Funds' investment objectives and policies are not expected to change as a result of the Purchase.

Investment Performance of the Master Fund.

The Board considered the investment experience of the Purchaser, including the performance of the Master Fund. The Board members and counsel to the Independent Directors asked several questions about the Master Fund's performance against certain peers. The Board members noted that the Master Fund's performance returns were within the range of performances of comparative funds.

Costs of Services Provided and Profits Realized by the Purchaser

In connection with the Directors' consideration of the level of the advisory fees, the Master Fund Directors considered a number of factors. The Board members noted that the advisory fee rate to be paid to the Purchaser under the Advisory Agreement is the same as the advisory fee rate paid by the Master Fund to HIP under the current investment advisory agreement with HIP. The Board members also considered that the Purchaser, as the Master Fund's general partner will be paid a performance allocation, which is the same performance allocation rate provided for in the current investment advisory agreement with HIP. Based on current Fund asset levels, management indicated that HIP earned a small profit margin providing services to the Master Fund. The Board members considered the relative profitability of the Purchaser and MCCM with respect to the services they would each provide to the Master Fund.

The Board's analysis of the Master Fund's advisory fee and overall expenses included a discussion and review of data concerning the current fee and expense ratios of the Master Fund compared to a peer group. The Board members considered peer group rankings, noting that the advisory fee and overall expense ratios were within the range of fees and expenses paid by funds in the peer group.

Economies of Scale and Fee Levels Reflecting Those Economies.

The Directors considered the extent to which economies of scale were expected to be realized relative to fee levels as the Master Fund's assets grow, and whether the advisory fee levels reflect these economies of scale for the benefit of the Master Fund. After discussions with the Board members concerning the Purchaser's expected profitability and growth in assets for the Master Fund, the Board noted that it will address the issue if Fund assets grow.

Other Benefits.

In addition to the above factors, the Directors also discussed other benefits received by the Purchaser from its management of the Master Fund. The Board noted that the Purchaser will receive a Fund Servicing Fee for its services as Servicing Agent to the Feeder Funds under a fund servicing agreement. It was noted that the Purchaser may waive (to all investors on a pro rata basis) or pay to third parties all or a portion of the Fund Servicing Fee in its sole discretion. The Board also noted that a broker-dealer affiliated with the Purchaser, the

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

OTHER INFORMATION (Continued)

(Unaudited)

Distributor,, receives service fees from the Purchaser and sales charges (which may be subject to waivers or reductions) with respect to the Funds. The full amount of the sales charges may also be subject to waivers or reductions and may be re-allowed by the Distributor to third parties. The Directors noted that the Company and the Distributor had entered into an agreement to sell Units of the Fund prior to the consummation of the Purchase. The Directors considered that the Purchaser and RCAP will enter into an expense sharing arrangement whereby a portion of Realty Capital Securities' base distribution costs will be allocated to the Purchaser based on the ratio of Fund sales to total firm security sales. Realty Capital Securities is RCAP's affiliated broker-dealer.

Section 15 (f) and Rule 15a-4 of the 1940 Act.

The Directors also considered whether the arrangement between the Purchaser and the Master Fund complies with the conditions of Section 15(f) of the 1940 Act. Section 15(f) provides a non-exclusive safe harbor for an investment adviser to an investment company or any of its affiliated persons to receive any amount or benefit in connection with a change in control of the investment adviser so long as two conditions are met. First, for a period of three years after closing of the transaction, at least 75% of the board members of the Master Fund cannot be "interested persons" (as defined in the 1940 Act) of the investment adviser or predecessor adviser. Second, an "unfair burden" must not be imposed upon the Master Fund as a result of the transaction or any express or implied terms, conditions or understandings applicable thereto. The term "unfair burden" is defined in Section 15(f) to include any arrangement during the two-year period after the closing of the transaction whereby the investment adviser (or predecessor or successor adviser) or any interested person of any such investment adviser, receives or is entitled to receive any compensation, directly or indirectly, from the Master Fund or its partners (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the Master Fund (other than bona fide ordinary compensation as principal underwriter for the Master Fund).

In connection with the first condition of Section 15(f), the Directors noted that at least 75% of the Directors are currently not "interested persons" (as defined in the 1940 Act) of the Purchaser in compliance with this provision of Section 15(f). The Directors also noted that at least 75% of the Directors will not be "interested persons" (as defined in the 1940 Act) as of the consummation of the Purchase. With respect to the second condition of Section 15(f), the Purchaser has represented that the Purchase will not have an economic impact on the Purchaser's ability to provide services to the Master Fund and no fee increases are contemplated and that, the Purchase will not result in an "unfair burden" (as defined in Section 15(f)) during the two-year period following the closing of the Purchase. The Purchaser has represented that neither the Purchaser nor any interested person of the Purchaser will receive any compensation from the Master Fund or its partners, except as permitted pursuant to Section 15(f).

The Board also considered the requirements of Rule 15a-4.

SUB-ADVISORY AGREEMENT

At a meeting of the Master Fund's Board held on November 22, 2013, by a unanimous vote, the Board, including a majority of the Directors who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, approved the MCCM Agreement (the "Sub-Advisory Agreement") for the Master Fund.

The Board considered the terms of the Sub-Advisory Agreement. In the course of their review, the Directors considered their legal responsibilities with regard to all factors deemed to be relevant, including, but not limited to the following: (1) the quality of services to be provided to the Master Fund; (2) the performance of the Master Fund; (3) the Master Fund's sub-advisory fee and overall Master Fund expenses; (4) the fact that the Purchase is not expected to affect the manner in which the Master Fund is advised; (5) the fact that the current portfolio management team will continue to manage the Master Fund; (6) the fact that the fee structure under the Sub-Advisory Agreement would be substantially similar to the fee structure under the current sub-advisory agreement with MCCM; and (7) other factors deemed relevant.

The Directors also evaluated the Sub-Advisory Agreement in light of information they had requested and received from the Sub-Adviser prior to the meeting. The Directors reviewed these materials with management of the Sub-Adviser, legal counsel to the Funds, and legal counsel to the Independent Directors. The Directors considered whether the Sub-Advisory Agreement would be in the best interests of the Master Fund and its partners and the overall fairness of the Sub-Advisory Agreement. Among other things, the Directors reviewed information concerning: (1) the nature, extent and quality of the services to be provided by the Sub-Adviser; (2) the Master Fund's investment performance; (3) the cost of the services provided and the profits realized by the Sub-Adviser and its affiliates from their relationship with the Master Fund; (4) the extent to which economies of scale will be realized as the Master Fund grows and the extent to which fee levels reflect such economies of scale, if any, for the benefit of the Master Fund's partners; and (5) ancillary benefits and other factors. In their deliberations, the Directors did not rank the importance of any particular piece of information or factor considered, and it is presumed that each Director attributed different weights to the various factors.

Nature, Extent and Quality of Services Provided to the Master Fund.

The Board considered information it believed necessary to assess the stability of MCCM as a result of the Purchase and to assess the nature and quality of services to be provided to the Master Fund by MCCM following the closing of the Purchase. The Board members considered that as sub-adviser, MCCM would research, identify, recommend, monitor, evaluate, and meet with potential Advisers as part of its due

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

OTHER INFORMATION (Concluded)

(Unaudited)

diligence responsibilities and that MCCM's due diligence process would continue to utilize the same investment team. The Board discussed MCCM's due diligence process and the backgrounds of the individuals on MCCM's team. The Board members determined that MCCM's services and experience in this area would continue to be a benefit to the Master Fund. In addition, the Board members considered the relative responsibilities of the Purchaser and MCCM with respect to management of the Master Fund and determined that the relative services to be provided by the Purchaser and MCCM would be in the Master Fund's best interests.

Investment Performance of the Master Fund.

The Board considered the investment experience of MCCM, including the performance of the Master Fund. The Board members and counsel to the Independent Directors asked several questions about the Master Fund's performance against certain peers. The Board members noted that the Master Fund's performance returns were within the range of performances of comparative funds.

Costs of Services Provided and Profits Realized by the Sub-Adviser.

In connection with the Directors' consideration of the level of the sub-advisory fees, the Directors considered a number of factors. The Board's analysis of the Master Fund's overall advisory fee and estimated expenses included a discussion and review of data concerning the current fee and expense ratios of the Master Fund compared to a peer group. The Board members also considered advisory fees charged by MCCM to certain comparable institutional and other accounts managed by MCCM. The Board's analysis also included a consideration of the compensation to be paid by the Purchaser to MCCM in light of the costs incurred and the services provided by each. The Board members also noted that MCCM's fees will be paid entirely by the Purchaser so that no additional expenses would be borne by the Master Fund for the engagement of MCCM. MCCM will continue to receive the same percentage of the General Partner's performance allocation, based on assets in the Master Fund. Further, the Board members noted that the fee to be paid to the MCCM pursuant to the Sub-Advisory Agreement is the same as the fees paid pursuant to the MCCM Agreement. Based on current Fund asset levels, MCCM indicated that it is expected to earn a profit with respect to its management of the Master Fund. The Board members considered the expected profitability of the Purchaser and Sub-Adviser with respect to the services they would each provide to the Master Fund.

Economies of Scale and Fee Levels Reflecting Those Economies.

The Directors considered the extent to which economies of scale were expected to be realized relative to fee levels as the Master Fund's assets grow, and whether the advisory fee levels reflect these economies of scale for the benefit of the Master Fund. After discussions with the Board members concerning the Purchaser's expected profitability and growth in assets for the Master Fund, the Board noted that it will address the issue if Fund assets grow.

Other Benefits.

In addition to the above factors, the Directors also discussed other benefits received by MCCM from its management of the Master Fund, including ancillary benefits that could accrue to MCCM affiliates.

Section 15 (f) and Rule 15a-4 of the 1940 Act.

The Directors also considered whether the arrangement between the Sub-Adviser and the Master Fund complies with the conditions of Section 15(f) of the 1940 Act. Section 15(f) provides a non-exclusive safe harbor for an investment adviser to an investment company or any of its affiliated persons to receive any amount or benefit in connection with a change in control of the investment adviser so long as two conditions are met. First, for a period of three years after closing of the transaction, at least 75% of the board members of the Master Fund cannot be "interested persons" (as defined in the 1940 Act) of the investment adviser or predecessor adviser. Second, an "unfair burden" must not imposed upon the Master Fund as a result of the transaction or any express or implied terms, conditions or understandings applicable thereto. The term "unfair burden" is defined in Section 15(f) to include any arrangement during the two-year period after the closing of the transaction whereby the investment adviser (or predecessor or successor adviser) or any interested person of any such investment adviser, receives or is entitled to receive any compensation, directly or indirectly, from the Master Fund or its partners (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the Master Fund (other than bona fide ordinary compensation as principal underwriter for the Master Fund).

In connection with the first condition of Section 15(f), the Directors noted that at least 75% of the Directors are currently not "interested persons" (as defined in the 1940 Act) of the Adviser in compliance with this provision of Section 15(f). The Directors also noted that the Board intends that at least 75% of the Directors will not be "interested persons" (as defined in the 1940 Act) as of the consummation of the Purchase. With respect to the second condition of Section 15(f), the Sub-Adviser has represented that the Purchase will not have an economic impact on the Sub-Adviser's ability to provide services to the Master Fund and no fee increases are contemplated and that, the Purchase will not result in an "unfair burden" (as defined in Section 15(f)) during the two-year period following the closing of the Purchase. The Sub-Adviser has represented that neither the Sub-Adviser nor any interested person of the Adviser will receive any compensation from the Master Fund or its partners, except as permitted pursuant to Section 15(f).

The Board also considered the requirements of Rule 15a-4.

[THIS PAGE INTENTIONALLY LEFT BLANK]

HATTERAS CORE ALTERNATIVES FUNDS

8540 Colonnade Center Drive
Suite 401
Raleigh, NC 27615

ADVISER AND FUND SERVICING AGENT

Hatteras Funds, LLC
8540 Colonnade Center Drive
Suite 401
Raleigh, NC 27615

SUB-ADVISER

Morgan Creek Capital Management, LLC
301 West Barbee Chapel Road
Suite 200
Chapel Hill, NC 27517

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
1700 Market Street, 24th Floor
Philadelphia, PA 19103

FUND COUNSEL

Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103

ADMINISTRATOR AND FUND ACCOUNTANT

UMB Fund Services, Inc.
223 Wilmington West Chester Pike, Suite 303
Chadds Ford, PA 19317

CUSTODIANS

UMB Bank, N.A.
1010 Grand Boulevard
Kansas City, MO 64106

U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

DISTRIBUTOR

Hatteras Capital Distributors, LLC
8540 Colonnade Center Drive
Suite 401
Raleigh, NC 27615

HATTERASFUNDS.COM / T: 919.846.2324 / F: 919.846.3433
8540 COLONNADE CENTER DRIVE / SUITE 401 / RALEIGH, NC 27615-3052

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)           Not applicable.

(a)(2)           Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)           Not applicable.

(b)                          Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Core Alternatives TEI Fund, L.P.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President (principal executive officer)

Date	December 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President (principal executive officer)

Date	December 9, 2014

By (Signature and Title)*	/s/ R. Lance Baker
R. Lance Baker, Treasurer (principal financial officer)

Date	December 9, 2014

* Print the name and title of each signing officer under his or her signature.